JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 60.0%
Airlines — 0.6%
Alaska Air Group, Inc.	1,424	91,976
United Airlines Holdings, Inc.*	1,084	81,083

		173,059

Auto Components — 0.3%
Gentex Corp.	2,533	75,407

Banks — 0.7%
First Horizon National Corp.	5,634	90,144
Popular, Inc. (Puerto Rico)	1,778	99,497

		189,641

Beverages — 0.7%
Coca-Cola European Partners plc (United Kingdom)	1,853	97,486
Molson Coors Beverage Co., Class B	1,721	95,653

		193,139

Building Products — 0.3%
American Woodmark Corp.*	886	97,150

Capital Markets — 1.0%
Artisan Partners Asset Management, Inc., Class A	2,645	88,343
Legg Mason, Inc.	2,638	103,278
Virtus Investment Partners, Inc.	763	93,872

		285,493

Chemicals — 1.5%
Celanese Corp.	771	79,798
CF Industries Holdings, Inc.	2,067	83,259
Eastman Chemical Co.	1,396	99,493
Huntsman Corp.	4,534	93,219
Kraton Corp.*	3,885	63,908

		419,677

Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	2,321	88,523
Brady Corp., Class A	1,747	96,731
Deluxe Corp.	2,093	100,883
Herman Miller, Inc.	2,336	90,286
Tetra Tech, Inc.	1,097	93,903

		470,326

Communications Equipment — 1.0%
Cisco Systems, Inc.	1,992	91,572
Juniper Networks, Inc.	3,927	90,085
NetScout Systems, Inc.*	3,605	92,685

		274,342

Construction & Engineering — 0.3%
MasTec, Inc.*	1,441	83,218

Consumer Finance — 0.8%
Ally Financial, Inc.	3,495	111,945
Santander Consumer USA Holdings, Inc.	4,708	125,327

		237,272

Containers & Packaging — 0.7%
Silgan Holdings, Inc.	3,155	97,363
Sonoco Products Co.	1,807	103,252

		200,615

Distributors — 0.2%
Core-Mark Holding Co., Inc.	2,940	68,914

Diversified Consumer Services — 0.3%
H&R Block, Inc.	3,234	75,029

Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	3,553	85,343

Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.	7,684	104,964
Verizon Communications, Inc.	1,585	94,212

		199,176

Electric Utilities — 1.1%
Exelon Corp.	2,058	97,940
IDACORP, Inc.	904	101,420
OGE Energy Corp.	2,158	98,944

		298,304

Electrical Equipment — 1.6%
Atkore International Group, Inc.*	2,327	92,382
Eaton Corp. plc	995	93,998
Generac Holdings, Inc.*	891	92,299
nVent Electric plc	3,710	92,379
Regal Beloit Corp.	1,105	86,698

		457,756

Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.	630	82,184
Fabrinet (Thailand)*	1,433	90,336
Insight Enterprises, Inc.*	1,310	86,290
TE Connectivity Ltd.	969	89,322
Zebra Technologies Corp., Class A*	432	103,257

		451,389

Energy Equipment & Services — 0.3%
ProPetro Holding Corp.*	8,468	82,478

Entertainment — 0.6%
IMAX Corp.*	5,149	85,165
Marcus Corp. (The)	2,935	85,555

		170,720

Food & Staples Retailing — 0.3%
Walmart, Inc.	791	90,562

Food Products — 2.7%
B&G Foods, Inc.(a)	6,498	104,358
General Mills, Inc.	1,787	93,317
Hershey Co. (The)	685	106,291
Hostess Brands, Inc.*	6,716	90,129
Ingredion, Inc.	1,037	91,256
John B Sanfilippo & Son, Inc.	1,021	86,070
Mondelez International, Inc., Class A	1,751	100,472
Tyson Foods, Inc., Class A	1,004	82,961

		754,854

Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	1,092	97,428
Danaher Corp.	647	104,083
Dentsply Sirona, Inc.	1,646	92,176
Hill-Rom Holdings, Inc.	788	83,914
Integer Holdings Corp.*	1,048	89,499
Medtronic plc	813	93,853
STERIS plc	682	102,770
Zimmer Biomet Holdings, Inc.	633	93,621

		757,344

Health Care Providers & Services — 2.3%
Chemed Corp.	195	91,073
Encompass Health Corp.	1,176	90,587
Ensign Group, Inc. (The)	2,043	92,344
McKesson Corp.	592	84,425

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Providers & Services — continued
Premier, Inc., Class A*	2,827	98,295
Quest Diagnostics, Inc.	854	94,512
UnitedHealth Group, Inc.	320	87,184

		638,420

Hotels, Restaurants & Leisure — 0.2%
Wyndham Destinations, Inc.	1,410	68,427

Household Durables — 2.2%
Garmin Ltd.	780	75,621
Helen of Troy Ltd.*	413	78,078
KB Home	2,044	76,752
La-Z-Boy, Inc.	2,380	72,923
Meritage Homes Corp.*	1,189	84,372
NVR, Inc.*	20	76,339
PulteGroup, Inc.	2,059	91,934
TRI Pointe Group, Inc.*	4,801	78,064

		634,083

Household Products — 1.0%
Church & Dwight Co., Inc.	1,367	101,459
Kimberly-Clark Corp.	690	98,836
Procter & Gamble Co. (The)	773	96,331

		296,626

Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.	4,719	93,719
Atlantica Yield plc (Spain)	3,546	101,859
Clearway Energy, Inc., Class C	4,687	99,224

		294,802

Insurance — 0.7%
First American Financial Corp.	1,814	112,432
MetLife, Inc.	1,827	90,820

		203,252

IT Services — 4.8%
Accenture plc, Class A	515	105,683
Akamai Technologies, Inc.*	1,036	96,711
Automatic Data Processing, Inc.	603	103,348
Broadridge Financial Solutions, Inc.	755	89,958
CACI International, Inc., Class A*	365	97,616
Cardtronics plc, Class A*	2,216	99,720
CSG Systems International, Inc.	1,874	93,363
Euronet Worldwide, Inc.*	599	94,426
EVERTEC, Inc. (Puerto Rico)	2,767	92,888
ManTech International Corp., Class A	1,182	94,891
Mastercard, Inc., Class A	310	97,941
MAXIMUS, Inc.	1,281	91,912
Perficient, Inc.*	2,028	100,792
Visa, Inc., Class A	493	98,092

		1,357,341

Life Sciences Tools & Services — 0.7%
ICON plc (Ireland)*	560	94,427
Medpace Holdings, Inc.*	1,132	96,843

		191,270

Machinery — 2.2%
AGCO Corp.	1,347	94,478
Allison Transmission Holdings, Inc.	1,873	82,787
Cummins, Inc.	579	92,623
ITT, Inc.	1,303	87,405
Oshkosh Corp.	1,004	86,384
Snap-on, Inc.	568	90,670
Watts Water Technologies, Inc., Class A	914	91,135

		625,482

Media — 2.3%
Cable One, Inc.	61	103,946
Comcast Corp., Class A	2,086	90,094
Gray Television, Inc.*	4,303	87,265
Nexstar Media Group, Inc., Class A	754	91,347
Omnicom Group, Inc.	1,259	94,815
Sinclair Broadcast Group, Inc., Class A	2,970	88,863
TEGNA, Inc.	5,539	93,609

		649,939

Metals & Mining — 0.6%
Schnitzer Steel Industries, Inc., Class A	4,990	80,239
Steel Dynamics, Inc.	3,181	95,048

		175,287

Multiline Retail — 0.5%
Kohl’s Corp.	1,531	65,450
Nordstrom, Inc.	1,795	66,164

		131,614

Multi-Utilities — 0.4%
NorthWestern Corp.	1,345	103,525

Oil, Gas & Consumable Fuels — 2.8%
Arch Coal, Inc., Class A	1,437	74,049
Chevron Corp.	804	86,140
ConocoPhillips	1,458	86,649
CVR Energy, Inc.	2,679	92,720
Delek US Holdings, Inc.	3,280	90,069
HollyFrontier Corp.	2,212	99,363
Peabody Energy Corp.	11,014	74,455
Phillips 66	909	83,055
Renewable Energy Group, Inc.*	3,758	98,760

		785,260

Paper & Forest Products — 0.9%
Domtar Corp.	2,359	82,140
Louisiana-Pacific Corp.	3,079	94,464
Schweitzer-Mauduit International, Inc.	2,451	85,859

		262,463

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	417	81,382
Medifast, Inc.	851	82,232

		163,614

Pharmaceuticals — 1.7%
Jazz Pharmaceuticals plc*	657	94,181
Johnson & Johnson	715	106,442
Merck & Co., Inc.	1,129	96,462
Pfizer, Inc.	2,659	99,021
Prestige Consumer Healthcare, Inc.*	2,215	89,840

		485,946

Professional Services — 1.0%
FTI Consulting, Inc.*	834	100,130
Korn Ferry	2,235	91,590
Robert Half International, Inc.	1,505	87,546

		279,266

Road & Rail — 0.3%
ArcBest Corp.	3,213	71,682

Semiconductors & Semiconductor Equipment — 3.8%
Applied Materials, Inc.	1,700	98,583
Cirrus Logic, Inc.*	1,123	86,258
Intel Corp.	1,605	102,608
KLA Corp.	602	99,775
Kulicke & Soffa Industries, Inc. (Singapore)	3,558	92,117
Lam Research Corp.	316	94,234
MKS Instruments, Inc.	875	91,717
Qorvo, Inc.*	887	93,898
Rambus, Inc.*	6,865	108,947
Skyworks Solutions, Inc.	792	89,615
Teradyne, Inc.	1,534	101,229

		1,058,981

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Software — 2.0%
Check Point Software Technologies Ltd. (Israel)*	849	97,049
Citrix Systems, Inc.	832	100,855
Intuit, Inc.	347	97,292
Microsoft Corp.	559	95,159
Oracle Corp.	1,665	87,329
Progress Software Corp.	2,014	90,892

		568,576

Specialty Retail — 3.6%
Aaron’s, Inc.	1,290	76,574
Abercrombie & Fitch Co., Class A	4,190	68,548
American Eagle Outfitters, Inc.	5,115	73,656
Best Buy Co., Inc.	853	72,241
Buckle, Inc. (The)	2,976	72,644
Dick’s Sporting Goods, Inc.	1,556	68,822
Foot Locker, Inc.	1,923	73,016
Genesco, Inc.*	1,565	61,536
Office Depot, Inc.	33,812	75,063
Rent-A-Center, Inc.	2,618	76,262
Ross Stores, Inc.	619	69,446
Signet Jewelers Ltd.	4,077	99,112
Williams-Sonoma, Inc.	966	67,697
Zumiez, Inc.*	2,193	68,356

		1,022,973

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	312	96,567
NetApp, Inc.	1,499	80,047
Seagate Technology plc	1,507	85,884

		262,498

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	704	74,673
Deckers Outdoor Corp.*	448	85,528
Ralph Lauren Corp.	630	71,505

		231,706

Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc.	4,293	105,136

Trading Companies & Distributors — 0.3%
BMC Stock Holdings, Inc.*	3,190	93,100

TOTAL COMMON STOCKS (Cost $15,448,675)		16,952,477

SHORT-TERM INVESTMENTS — 37.4%
INVESTMENT COMPANIES — 29.1%
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(b)(c)(Cost $8,207,384)	8,204,800	8,208,902

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(b)(c)(Cost $103,999)	103,999	103,999

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bills 1.94%, 5/21/2020(d)	2,000,000	1,990,835
1.94%, 6/18/2020(d)	247,000	245,599

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,233,519)		2,236,434

TOTAL SHORT-TERM INVESTMENTS (Cost $10,544,902)		10,549,335

Total Investments — 97.4% (Cost $25,993,577)		27,501,812
Other Assets Less Liabilities — 2.6%		725,932

Net Assets — 100.0%		28,227,744

Percentages indicated are based on net assets.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $101,226.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
(d)	The rate shown is the effective yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
IBEX 35 Index	7	02/2020	EUR	727,226	(13,792)
CAC 40 10 Euro Index	11	03/2020	EUR	704,926	(30,389)
DAX Index	2	03/2020	EUR	717,987	(18,992)
EURO STOXX 50 Index	18	03/2020	EUR	723,876	(21,551)
FTSE 100 Index	7	03/2020	GBP	665,003	(29,868)
FTSE/MIB Index	5	03/2020	EUR	642,603	(10,457)
S&P 500 E-Mini Index	5	03/2020	USD	806,250	815
SPI 200 Index	7	03/2020	AUD	804,591	6,829
TOPIX Index	5	03/2020	JPY	760,200	(33,071)

					(150,476)

Abbreviations

AUD	Australian Dollar
CAC	Continuous Assisted Quotation
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
IBEX	International Business Exchange
JPY	Japanese Yen
MIB	Milan, Italian Stock Exchange
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of January 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	126,180	USD	164,180	BNP Paribas	2/12/2020	2,476
USD	62,157	EUR	55,467	TD Bank Financial Group	2/12/2020	612
USD	47,265	JPY	5,116,319	BNP Paribas	2/12/2020	25

Total unrealized appreciation						3,113

USD	164,029	GBP	126,180	Merrill Lynch International	2/12/2020	(2,627)

Total unrealized depreciation						(2,627)

Net unrealized appreciation						486

Abbreviations

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2020

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	4/30/2020 - 9/30/2020	$1,093,411	$(16,688)	$(1,260)	$(17,948)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	2,688	23,913	(328)	(0.0	)(a)

Airlines
Wizz Air Holdings plc*(b)	1,733	95,527	1,202	0.0	(a)

Capital Markets
3i Group plc	6,204	90,248	1,025	0.0	(a)

Distributors
Inchcape plc	6,911	59,958	(3,763)	(0.0	)(a)

Energy Equipment & Services
Petrofac Ltd.	13,153	60,503	(7,961)	(0.0	)(a)

Hotels, Restaurants & Leisure
Greggs plc	2,763	82,238	(6,570)	(0.0	)(a)

Household Durables
Berkeley Group Holdings plc	1,260	87,185	7,143	0.1
Redrow plc	7,562	79,385	3,458	0.0	(a)
Taylor Wimpey plc	26,736	75,941	6,089	0.0	(a)
Vistry Group plc	4,869	88,727	7,038	0.0	(a)

	40,427	331,238	23,728	0.1

Independent Power and Renewable Electricity Producers
Drax Group plc	21,555	77,420	(5,020)	(0.0	)(a)

Metals & Mining
Anglo American plc	2,361	61,608	(5,866)	(0.1)
BHP Group plc	2,594	56,463	(4,564)	(0.0	)(a)
Rio Tinto plc	969	51,816	(5,589)	(0.0	)(a)

	5,924	169,887	(16,019)	(0.1)

Multi-Utilities
Centrica plc	78,569	88,022	(977)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	764	20,075	(2,804)	(0.0	)(a)
Tullow Oil plc	10,766	7,142	(1,233)	(0.0	)(a)

	11,530	27,217	(4,037)	(0.0	)(a)

Personal Products
Unilever plc	1,375	82,021	3,814	0.0	(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	803	19,390	(825)	(0.0	)(a)

Software
Avast plc(b)	15,083	84,713	(14,528)	(0.1)
AVEVA Group plc	1,514	98,175	3,256	0.0	(a)
Sage Group plc (The)	8,042	78,294	(285)	(0.0	)(a)

	24,639	261,182	(11,557)	(0.1)

Total Long Positions of Total Return Basket Swap	218,274	1,468,764	(27,288)	(0.1)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Capital Markets
St James’s Place plc	(3,733)	(56,143)	16	0.0	(a)

Chemicals
Johnson Matthey plc	(1,380)	(47,315)	6,194	0.0	(a)

Electrical Equipment
Melrose Industries plc	(6,437)	(19,727)	452	0.0	(a)

Insurance
Beazley plc	(8,544)	(60,976)	(489)	(0.0	)(a)

Machinery
Weir Group plc (The)	(2,366)	(41,988)	3,923	0.0	(a)

Metals & Mining
Fresnillo plc	(8,460)	(73,899)	(4,039)	(0.0	)(a)

Multiline Retail
B&M European Value Retail SA	(10,284)	(49,311)	1,342	0.0	(a)

Professional Services
Capita plc*	(9,813)	(18,848)	2,824	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(2,227)	(7,146)	377	0.0	(a)

Total Short Positions of Total Return Basket Swap	(53,244)	(375,353)	10,600	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	165,030	1,093,411	(16,688)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	5/11/2020	$(9,992,009)	$344,529	$(13,046)	$331,483

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
BWX Technologies, Inc.	(1,052)	(66,897)	1,284	0.0	(a)
Cubic Corp.	(439)	(28,662)	970	0.0	(a)
Kratos Defense & Security Solutions, Inc.*	(1,998)	(36,643)	2,757	0.0	(a)

	(3,489)	(132,202)	5,011	0.0	(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(1,929)	(40,451)	3,858	0.0	(a)
FedEx Corp.	(426)	(61,617)	5,108	0.0	(a)

	(2,355)	(102,068)	8,966	0.0	(a)

Airlines
American Airlines Group, Inc.	(1,805)	(48,446)	866	0.0	(a)

Auto Components
Cooper-Standard Holdings, Inc.*	(1,667)	(44,209)	4,818	0.1
Dorman Products, Inc.*	(727)	(50,745)	4,166	0.0	(a)
Veoneer, Inc.*	(4,003)	(52,159)	3,322	0.0	(a)

	(6,397)	(147,113)	12,306	0.1

Banks
SVB Financial Group*	(116)	(27,878)	1,322	0.0	(a)
Webster Financial Corp.	(1,300)	(58,318)	9,997	0.1

	(1,416)	(86,196)	11,319	0.1

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Beverages
Coca-Cola Consolidated, Inc.	(233)	(63,099)	981	0.0	(a)
National Beverage Corp.*	(1,445)	(62,005)	4,927	0.0	(a)

	(1,678)	(125,104)	5,908	0.0	(a)

Capital Markets
Charles Schwab Corp. (The)	(1,575)	(71,741)	3,544	0.0	(a)
Interactive Brokers Group, Inc.	(1,448)	(68,056)	2,201	0.0	(a)
WisdomTree Investments, Inc.	(8,027)	(33,794)	—	0.0

	(11,050)	(173,591)	5,745	0.0	(a)

Chemicals
Albemarle Corp.	(500)	(40,140)	(4,090)	(0.0	)(a)
DuPont de Nemours, Inc.	(1,065)	(54,507)	9,084	0.0	(a)
Element Solutions, Inc.*	(5,889)	(68,901)	295	0.0	(a)
GCP Applied Technologies, Inc.*	(2,395)	(53,217)	2,299	0.0	(a)
International Flavors & Fragrances, Inc.	(388)	(50,871)	(1,987)	(0.0	)(a)
Mosaic Co. (The)	(2,046)	(40,593)	1,596	0.0	(a)
Orion Engineered Carbons SA	(4,056)	(63,679)	12,979	0.1
RPM International, Inc.	(1,064)	(75,938)	1,777	0.0	(a)
Sensient Technologies Corp.	(1,090)	(65,127)	3,859	0.0	(a)

	(18,493)	(512,973)	25,812	0.1

Commercial Services & Supplies
Brink’s Co. (The)	(736)	(61,964)	8,950	0.0	(a)
Stericycle, Inc.*	(1,223)	(76,658)	(1,419)	(0.0	)(a)
US Ecology, Inc.	(857)	(46,286)	1,406	0.0	(a)

	(2,816)	(184,908)	8,937	0.0	(a)

Communications Equipment
Infinera Corp.*	(8,635)	(63,640)	4,317	0.0	(a)
NETGEAR, Inc.*	(2,655)	(68,287)	(345)	(0.0	)(a)
ViaSat, Inc.*	(930)	(59,194)	6,501	0.0	(a)

	(12,220)	(191,121)	10,473	0.0	(a)

Construction & Engineering
Dycom Industries, Inc.*	(1,550)	(62,651)	7,301	0.0	(a)
Fluor Corp.	(3,630)	(64,941)	3,013	0.0	(a)
WillScot Corp.*	(3,785)	(71,347)	(3,066)	(0.0	)(a)

	(8,965)	(198,939)	7,248	0.0	(a)

Construction Materials
Martin Marietta Materials, Inc.	(249)	(65,686)	3,254	0.0	(a)
Summit Materials, Inc.*	(2,530)	(55,584)	6,047	0.0	(a)

	(2,779)	(121,270)	9,301	0.0	(a)

Consumer Finance
Green Dot Corp.*	(3,068)	(92,285)	(18,653)	(0.1)
LendingClub Corp.*	(6,316)	(74,024)	947	0.0	(a)

	(9,384)	(166,309)	(17,706)	(0.1)

Containers & Packaging
AptarGroup, Inc.	(308)	(35,577)	86	0.0	(a)
Crown Holdings, Inc.*	(938)	(69,440)	(2,758)	(0.0	)(a)
Graphic Packaging Holding Co.	(4,819)	(75,321)	2,458	0.0	(a)

	(6,065)	(180,338)	(214)	(0.0	)(a)

Diversified Consumer Services
Grand Canyon Education, Inc.*	(569)	(44,541)	8,808	0.0	(a)

Diversified Telecommunication Services
GCI Liberty, Inc.*	(1,070)	(78,303)	21	0.0	(a)
Iridium Communications, Inc.*	(2,820)	(72,051)	(1,974)	(0.0	)(a)

	(3,890)	(150,354)	(1,953)	(0.0	)(a)

Electric Utilities
Alliant Energy Corp.	(1,202)	(71,351)	(5,157)	(0.0	)(a)

Electrical Equipment
GrafTech International Ltd.	(2,191)	(23,509)	1,030	0.0	(a)
Vicor Corp.*	(511)	(25,576)	925	0.0	(a)

	(2,702)	(49,085)	1,955	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Electronic Equipment, Instruments & Components
Flex Ltd.*	(5,062)	(66,565)	(2,556)	(0.0	)(a)
Itron, Inc.*	(808)	(66,054)	2,068	0.0	(a)
nLight, Inc.*	(3,243)	(56,979)	9,178	0.1
Rogers Corp.*	(517)	(60,877)	8,179	0.0	(a)
Trimble, Inc.*	(278)	(11,821)	(117)	(0.0	)(a)

	(9,908)	(262,296)	16,752	0.1

Energy Equipment & Services
Core Laboratories NV	(1,611)	(56,595)	8,216	0.0	(a)
Diamond Offshore Drilling, Inc.*	(5,659)	(26,201)	11,318	0.0	(a)
Nabors Industries Ltd.	(22,357)	(46,279)	21,463	0.1
Oceaneering International, Inc.*	(4,652)	(57,731)	16,514	0.1
Oil States International, Inc.*	(4,567)	(49,232)	23,840	0.1
Valaris plc	(7,689)	(39,291)	8,612	0.0	(a)

	(46,535)	(275,329)	89,963	0.3

Entertainment
Netflix, Inc.*	(204)	(70,398)	(3,272)	(0.0	)(a)
Roku, Inc.*	(182)	(22,013)	1,356	0.0	(a)
Spotify Technology SA*	(435)	(61,466)	6,412	0.0	(a)

	(821)	(153,877)	4,496	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.	(466)	(10,187)	(84)	(0.0	)(a)

Food & Staples Retailing
PriceSmart, Inc.	(1,101)	(67,447)	3,215	0.0	(a)

Food Products
Hain Celestial Group, Inc. (The)*	(3,118)	(75,487)	3,056	0.0	(a)
Kraft Heinz Co. (The)	(1,596)	(46,603)	2,394	0.0	(a)

	(4,714)	(122,090)	5,450	0.0	(a)

Gas Utilities
Northwest Natural Holding Co.	(955)	(70,078)	(1,967)	(0.0	)(a)
South Jersey Industries, Inc.	(2,216)	(68,253)	731	0.0	(a)
Southwest Gas Holdings, Inc.	(417)	(31,487)	88	0.0	(a)

	(3,588)	(169,818)	(1,148)	(0.0	)(a)

Health Care Equipment & Supplies
ABIOMED, Inc.*	(431)	(80,291)	1,194	0.0	(a)
AtriCure, Inc.*	(2,115)	(82,273)	(10,766)	(0.1)
Avanos Medical, Inc.*	(2,022)	(55,686)	10,474	0.0	(a)
Glaukos Corp.*	(288)	(16,200)	576	0.0	(a)
Heska Corp.*	(734)	(73,539)	(2,899)	(0.0	)(a)
Insulet Corp.*	(363)	(70,437)	(4,178)	(0.0	)(a)
iRhythm Technologies, Inc.*	(476)	(40,760)	(4,955)	(0.0	)(a)
Nevro Corp.*	(579)	(76,955)	(9,033)	(0.0	)(a)
Penumbra, Inc.*	(226)	(39,654)	(3,053)	(0.0	)(a)
Tactile Systems Technology, Inc.*	(136)	(7,642)	1,878	0.0	(a)
ViewRay, Inc.*	(27)	(84)	17	0.0	(a)

	(7,397)	(543,521)	(20,745)	(0.1)

Health Care Providers & Services
Guardant Health, Inc.*	(869)	(66,079)	2,094	0.0	(a)
R1 RCM, Inc.*	(5,370)	(67,125)	2,793	0.0	(a)

	(6,239)	(133,204)	4,887	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(6,239)	(62,889)	(1,061)	(0.0	)(a)
Inspire Medical Systems, Inc.*	(895)	(66,946)	5,218	0.0	(a)
Tabula Rasa HealthCare, Inc.*	(1,068)	(62,019)	(10,285)	(0.0	)(a)
Teladoc Health, Inc.*	(162)	(16,477)	(2,681)	(0.0	)(a)
Vocera Communications, Inc.*	(2,881)	(63,468)	(6,280)	(0.0	)(a)

	(11,245)	(271,799)	(15,089)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Hotels, Restaurants & Leisure
Domino’s Pizza, Inc.	(22)	(6,198)	161	0.0	(a)
MGM Resorts International	(1,659)	(51,529)	3,567	0.0	(a)
Red Rock Resorts, Inc.	(1,372)	(33,628)	(2,085)	(0.0	)(a)
Scientific Games Corp.*	(1,903)	(47,270)	5,109	0.0	(a)
Shake Shack, Inc.*	(431)	(29,071)	(2,728)	(0.0	)(a)
Wynn Resorts Ltd.	(386)	(48,698)	6,504	0.1

	(5,773)	(216,394)	10,528	0.1

Household Durables
Cavco Industries, Inc.*	(293)	(65,638)	(6,326)	(0.0	)(a)
iRobot Corp.*	(1,040)	(48,932)	2,007	0.0	(a)
LGI Homes, Inc.*	(820)	(65,387)	(2,821)	(0.0	)(a)
Sonos, Inc.*	(3,692)	(50,654)	5,575	0.0	(a)

	(5,845)	(230,611)	(1,565)	(0.0	)(a)

Household Products
Energizer Holdings, Inc.	(1,376)	(63,654)	3,055	0.0	(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(875)	(69,352)	(3,789)	(0.0	)(a)

Insurance
Markel Corp.*	(18)	(21,113)	(194)	(0.0	)(a)

Interactive Media & Services
Cargurus, Inc.*	(2,152)	(76,719)	(1,011)	(0.0	)(a)
Eventbrite, Inc.*	(3,248)	(68,695)	325	0.0	(a)
Snap, Inc.*	(4,144)	(76,167)	(4,020)	(0.0	)(a)
TrueCar, Inc.*	(12,454)	(46,080)	6,102	0.0	(a)
Zillow Group, Inc.*	(1,522)	(70,316)	(1,324)	(0.0	)(a)

	(23,520)	(337,977)	72	0.0	(a)

Internet & Direct Marketing Retail
Farfetch Ltd.*	(5,046)	(61,561)	(5,298)	(0.0	)(a)
Wayfair, Inc.*	(580)	(54,346)	881	0.0	(a)

	(5,626)	(115,907)	(4,417)	(0.0	)(a)

IT Services
Twilio, Inc.*	(632)	(78,583)	(5,435)	(0.0	)(a)

Machinery
Deere & Co.	(326)	(51,697)	4,841	0.0	(a)
Evoqua Water Technologies Corp.*	(2,415)	(48,227)	(3,502)	(0.0	)(a)
Welbilt, Inc.*	(5,020)	(75,752)	1,355	0.0	(a)
Westinghouse Air Brake Technologies Corp.	(879)	(64,923)	3,367	0.0	(a)

	(8,640)	(240,599)	6,061	0.0	(a)

Marine
Kirby Corp.*	(114)	(8,355)	1,889	0.0	(a)

Media
Liberty Broadband Corp.*	(538)	(71,516)	(2,319)	(0.0	)(a)

Metals & Mining
Alcoa Corp.*	(3,783)	(52,773)	20,806	0.1
Century Aluminum Co.*	(9,211)	(48,726)	15,613	0.1
Coeur Mining, Inc.*	(10,483)	(63,212)	5,451	0.0	(a)
Constellium SE*	(1,257)	(14,280)	2,413	0.0	(a)
Hecla Mining Co.	(21,191)	(64,209)	1,060	0.0	(a)

	(45,925)	(243,200)	45,343	0.2

Multiline Retail
Ollie’s Bargain Outlet Holdings, Inc.*	(901)	(47,789)	4,262	0.0	(a)

Multi-Utilities
NiSource, Inc.	(2,498)	(73,216)	(4,171)	(0.0	)(a)
Sempra Energy	(461)	(74,055)	(5,016)	(0.0	)(a)

	(2,959)	(147,271)	(9,187)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Oil, Gas & Consumable Fuels
Centennial Resource Development, Inc.*	(14,985)	(48,851)	17,383	0.1
Cheniere Energy, Inc.*	(1,114)	(65,993)	5,002	0.0	(a)
Concho Resources, Inc.	(760)	(57,593)	10,108	0.0	(a)
Golar LNG Ltd.	(4,527)	(43,550)	22,363	0.1
Kosmos Energy Ltd.	(11,437)	(58,443)	13,153	0.1
Matador Resources Co.*	(1,748)	(25,643)	6,188	0.0	(a)
Noble Energy, Inc.	(3,041)	(60,121)	7,572	0.0	(a)
Oasis Petroleum, Inc.*	(20,378)	(45,850)	20,174	0.1
Parsley Energy, Inc.	(3,684)	(61,302)	5,489	0.0	(a)
SM Energy Co.	(5,879)	(53,969)	14,756	0.1
Targa Resources Corp.	(1,745)	(63,692)	5,497	0.0	(a)
WPX Energy, Inc.*	(5,148)	(61,519)	7,053	0.0	(a)

	(74,446)	(646,526)	134,738	0.5

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(2,632)	(53,903)	9,870	0.0	(a)
Intersect ENT, Inc.*	(2,382)	(61,551)	(6,050)	(0.0	)(a)
MyoKardia, Inc.*	(988)	(67,214)	3,517	0.0	(a)
Revance Therapeutics, Inc.*	(2,965)	(66,327)	(8,509)	(0.0	)(a)
Theravance Biopharma, Inc.*	(603)	(16,812)	(2,092)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(1,442)	(10,238)	2,033	0.0	(a)
Zogenix, Inc.*	(876)	(44,124)	2,654	0.0	(a)

	(11,888)	(320,169)	1,423	0.0	(a)

Professional Services
TransUnion	(873)	(80,054)	(594)	(0.0	)(a)

Road & Rail
AMERCO	(182)	(67,571)	1,076	0.0	(a)
Avis Budget Group, Inc.*	(2,055)	(67,404)	3,493	0.0	(a)
Hertz Global Holdings, Inc.*	(4,249)	(66,964)	425	0.0	(a)

	(6,486)	(201,939)	4,994	0.0	(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(1,444)	(67,868)	1,682	0.0	(a)
Brooks Automation, Inc.	(1,575)	(59,976)	5,040	0.0	(a)
Cohu, Inc.	(687)	(15,368)	608	0.0	(a)
Cree, Inc.*	(821)	(38,169)	2,299	0.0	(a)
Impinj, Inc.*	(2,546)	(81,930)	(9,471)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(2,400)	(68,208)	(4,824)	(0.0	)(a)
Silicon Laboratories, Inc.*	(658)	(64,688)	13,417	0.0	(a)

	(10,131)	(396,207)	8,751	0.0	(a)

Software
2U, Inc.*	(2,878)	(57,013)	4,893	0.0	(a)
8x8, Inc.*	(3,626)	(67,516)	1,596	0.0	(a)
Appian Corp.*	(1,281)	(65,382)	(8,583)	(0.0	)(a)
Autodesk, Inc.*	(364)	(71,653)	(1,634)	(0.0	)(a)
Avalara, Inc.*	(406)	(34,567)	(625)	(0.0	)(a)
Benefitfocus, Inc.*	(3,354)	(62,049)	5,836	0.0	(a)
FireEye, Inc.*	(1,465)	(23,411)	1,450	0.0	(a)
HubSpot, Inc.*	(399)	(72,195)	(2,063)	(0.0	)(a)
Nutanix, Inc.*	(2,084)	(67,667)	5,064	0.0	(a)
Pluralsight, Inc.*	(3,963)	(76,843)	(5,925)	(0.0	)(a)
PROS Holdings, Inc.*	(1,069)	(64,140)	5,484	0.0	(a)
Q2 Holdings, Inc.*	(931)	(81,174)	(3,761)	(0.0	)(a)
RingCentral, Inc.*	(382)	(78,532)	(8,442)	(0.0	)(a)
Varonis Systems, Inc.*	(868)	(72,617)	(2,561)	(0.0	)(a)
Yext, Inc.*	(4,677)	(69,874)	47	0.0	(a)
Zuora, Inc.*	(4,712)	(69,502)	1,319	0.0	(a)

	(32,459)	(1,034,135)	(7,905)	(0.0	)(a)

Specialty Retail
CarMax, Inc.*	(645)	(62,591)	(5,128)	(0.0	)(a)
Carvana Co.*	(607)	(48,105)	5,074	0.0	(a)
Floor & Decor Holdings, Inc.*	(1,095)	(53,994)	(1,883)	(0.0	)(a)
National Vision Holdings, Inc.*	(1,680)	(57,322)	(2,503)	(0.0	)(a)

	(4,027)	(222,012)	(4,440)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(5,704)	(62,117)	(5,134)	(0.0	)(a)
Pure Storage, Inc.*	(3,829)	(68,156)	3,714	0.0	(a)

	(9,533)	(130,273)	(1,420)	(0.0	)(a)

Tobacco
Vector Group Ltd.	(2,161)	(28,396)	324	0.0	(a)

Trading Companies & Distributors
MRC Global, Inc.*	(791)	(8,907)	1,922	0.0	(a)
SiteOne Landscape Supply, Inc.*	(778)	(75,116)	(4,333)	(0.0	)(a)

	(1,569)	(84,023)	(2,411)	(0.0	)(a)

Water Utilities
American Water Works Co., Inc.	(573)	(78,043)	(7,816)	(0.1)
Aqua America, Inc.	(284)	(14,751)	(1,454)	(0.0	)(a)
California Water Service Group	(1,598)	(83,991)	(4,506)	(0.0	)(a)
SJW Group	(1,141)	(83,692)	(4,781)	(0.0	)(a)

	(3,596)	(260,477)	(18,557)	(0.1)

Total Short Positions of Total Return Basket Swap	(449,200)	(9,992,009)	344,529	1.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	4/30/2020 - 9/30/2020	$2,088,321	$(20,522)	$6,823	$(13,699)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Automobiles
Peugeot SA	2,495	51,373	(6,388)	(0.0	)(a)

Chemicals
Covestro AG(b)	1,401	59,042	(4,094)	(0.0	)(a)

Commercial Services & Supplies
Edenred	1,569	84,729	2,754	0.0	(a)
SPIE SA	4,244	82,213	(1,286)	(0.0	)(a)

	5,813	166,942	1,468	0.0	(a)

Construction & Engineering
Eiffage SA	706	81,835	(71)	(0.0	)(a)
HOCHTIEF AG	146	16,887	(1,598)	(0.0	)(a)
Koninklijke BAM Groep NV	17,964	49,463	(3,567)	(0.0	)(a)

	18,816	148,185	(5,236)	(0.0	)(a)

Construction Materials
HeidelbergCement AG	1,019	68,723	(3,664)	(0.0	)(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	4,496	72,816	(789)	(0.0	)(a)
Koninklijke KPN NV	25,790	72,260	(3,976)	(0.0	)(a)
Telefonica SA	9,009	60,934	(803)	(0.0	)(a)

	39,295	206,010	(5,568)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Electric Utilities
Endesa SA	3,051	83,771	4,257	0.0	(a)
Enel SpA	11,197	97,597	5,465	0.0	(a)
Iberdrola SA	8,970	98,144	8,766	0.0	(a)

	23,218	279,512	18,488	0.0	(a)

Electrical Equipment
Signify NV(b)	2,628	87,583	3,478	0.0	(a)

Energy Equipment & Services
SBM Offshore NV	3,292	56,634	(3,484)	(0.0	)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	534	13,105	(208)	(0.0	)(a)

Food Products
Danone SA	985	78,824	(474)	(0.0	)(a)

Gas Utilities
Enagas SA	4,005	107,910	5,925	0.0	(a)
Italgas SpA	1,849	12,291	556	0.0	(a)
Snam SpA	13,755	73,722	890	0.0	(a)

	19,609	193,923	7,371	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	1,740	79,688	(6,016)	(0.0	)(a)

Insurance
Ageas	1,636	90,212	(5,118)	(0.0	)(a)
ASR Nederland NV	1,862	69,283	(3,802)	(0.0	)(a)
Unipol Gruppo SpA	15,997	81,451	(8,286)	(0.1)

	19,495	240,946	(17,206)	(0.1)

Machinery
Valmet OYJ	2,983	64,527	(7,160)	(0.0	)(a)

Media
ProSiebenSat.1 Media SE	5,290	70,314	(7,498)	(0.1)
Publicis Groupe SA	1,038	46,014	(2,233)	(0.0	)(a)

	6,328	116,328	(9,731)	(0.1)

Multi-Utilities
A2A SpA	44,632	89,159	3,936	0.0	(a)
Engie SA	5,689	97,926	4,826	0.0	(a)
Hera SpA	21,737	98,869	4,875	0.0	(a)
RWE AG	2,684	93,047	5,949	0.1

	74,742	379,001	19,586	0.1

Oil, Gas & Consumable Fuels
Eni SpA	4,966	69,562	(8,081)	(0.0	)(a)
Neste OYJ	2,401	95,542	11,051	0.0	(a)
OMV AG	1,463	72,702	(9,663)	(0.0	)(a)
Repsol SA	5,136	70,686	(10,865)	(0.1)

	13,966	308,492	(17,558)	(0.1)

Pharmaceuticals
Ipsen SA	708	52,541	(8,302)	(0.0	)(a)
Merck KGaA	756	96,941	1,609	0.0	(a)

	1,464	149,482	(6,693)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Dialog Semiconductor plc*	1,717	75,423	(14,830)	(0.0	)(a)
Siltronic AG	1,018	109,045	6,004	0.0	(a)

	2,735	184,468	(8,826)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
adidas AG	219	69,229	(5,796)	(0.0	)(a)

Transportation Infrastructure
Aena SME SA(b)	395	73,107	(2,057)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	243,172	3,075,124	(59,768)	(0.2)

Short Positions
Common Stocks
Automobiles
Daimler AG (Registered)	(889)	(41,167)	7,568	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Banks
Bankia SA	(20,532)	(37,313)	3,957	0.0	(a)
FinecoBank Banca Fineco SpA	(5,436)	(63,605)	3,949	0.0	(a)

	(25,968)	(100,918)	7,906	0.0	(a)

Chemicals
K+S AG (Registered)	(6,435)	(62,449)	12,225	0.1
Wacker Chemie AG	(667)	(47,868)	321	0.0	(a)

	(7,102)	(110,317)	12,546	0.1

Containers & Packaging
Huhtamaki OYJ	(1,525)	(67,779)	2,858	0.0	(a)

Diversified Telecommunication Services
Iliad SA	(375)	(49,215)	6	0.0	(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(3,972)	(68,350)	(2,044)	(0.0	)(a)

Food Products
Kerry Group plc	(28)	(3,580)	(19)	(0.0	)(a)

Gas Utilities
Rubis SCA	(1,120)	(69,180)	(446)	(0.0	)(a)

Internet & Direct Marketing Retail
Zalando SE*(b)	(420)	(20,110)	1,074	0.0	(a)

Machinery
ANDRITZ AG	(1,124)	(44,225)	3,508	0.0	(a)

Media
Altice Europe NV*	(8,084)	(51,957)	1,074	0.0	(a)

Metals & Mining
ArcelorMittal SA	(226)	(3,320)	420	0.0	(a)
Outokumpu OYJ	(21,041)	(72,278)	(7,805)	(0.0	)(a)
thyssenkrupp AG	(5,093)	(62,624)	4,431	0.0	(a)

	(26,360)	(138,222)	(2,954)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(3,627)	(38,070)	922	0.0	(a)
Infineon Technologies AG	(2,286)	(49,110)	5,182	0.0	(a)

	(5,913)	(87,180)	6,104	0.0	(a)

Transportation Infrastructure
Getlink SE	(3,824)	(67,460)	(2,142)	(0.0	)(a)

Wireless Telecommunication Services
1&1 Drillisch AG	(2,732)	(67,143)	4,207	0.0	(a)

Total Short Positions of Total Return Basket Swap	(89,436)	(986,803)	39,246	0.1

Total of Long and Short Positions of Total Return Basket Swap	153,736	2,088,321	(20,522)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.00)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	4/14/2020	$(503,229)	$17,450	$1,303	$18,753

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Metcash Ltd.	37,412	64,833	1,807	0.0	(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	559	975	(24)	(0.0	)(a)
Whitehaven Coal Ltd.	9,494	15,703	(583)	(0.0	)(a)

	10,053	16,678	(607)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	47,465	81,511	1,200	0.0	(a)

Short Positions
Common Stocks
Beverages
Treasury Wine Estates Ltd.	(5,615)	(48,230)	15,521	0.1

Building Products
Reliance Worldwide Corp. Ltd.	(26,332)	(78,335)	(2,620)	(0.0	)(a)

Capital Markets
Platinum Asset Management Ltd.	(21,694)	(67,952)	838	0.0	(a)

Chemicals
Nufarm Ltd.*	(16,556)	(60,387)	7,370	0.0	(a)

Construction Materials
Adelaide Brighton Ltd.	(26,301)	(63,515)	851	0.0	(a)

Food Products
GrainCorp Ltd.*	(11,993)	(66,567)	(1,690)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(960)	(34,900)	1,581	0.0	(a)

IT Services
Afterpay Ltd.*	(933)	(23,299)	(3,953)	(0.0	)(a)
NEXTDC Ltd.*	(13,402)	(67,033)	(8,786)	(0.0	)(a)

	(14,335)	(90,332)	(12,739)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(13,384)	(63,971)	7,263	0.0	(a)

Professional Services
ALS Ltd.	(1,651)	(10,551)	(125)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(138,821)	(584,740)	16,250	0.1

Total of Long and Short Positions of Total Return Basket Swap	(91,356)	(503,229)	17,450	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	4/30/2020 - 2/26/2021	$257,447	$(4,995)	$(548)	$(5,543)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electronic Equipment, Instruments & Components
Landis+Gyr Group AG*	899	82,388	(12,393)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	54	13,542	971	0.0	(a)

Health Care Providers & Services
Galenica AG(b)	1,520	103,524	7,369	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
Zurich Insurance Group AG	246	102,119	(137)	(0.0	)(a)

Machinery
OC Oerlikon Corp. AG (Registered)	6,300	67,099	(6,005)	(0.0	)(a)

Pharmaceuticals
Roche Holding AG	41	13,591	122	0.0	(a)

Total Long Positions of Total Return Basket Swap	9,060	382,263	(10,073)	0.0	(a)

Short Positions
Common Stocks
Chemicals
Sika AG (Registered)	(280)	(50,351)	952	0.0	(a)

Electrical Equipment
ABB Ltd. (Registered)	(2,577)	(59,998)	2,630	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG*	(356)	(14,467)	1,496	0.0	(a)

Total Short Positions of Total Return Basket Swap	(3,213)	(124,816)	5,078	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	5,847	257,447	(4,995)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.48)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	4/13/2020	$(723,653)	$93,983	$(1,642)	$92,341

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	3,000	76,491	(729)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	2,900	51,243	917	0.0	(a)
Shionogi & Co. Ltd.	1,100	65,422	(4,896)	(0.0	)(a)

	4,000	116,665	(3,979)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	3,600	69,524	(7,294)	(0.1)

Trading Companies & Distributors
ITOCHU Corp.	3,800	88,772	(1,522)	(0.0	)(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	3,200	90,920	122	0.0	(a)

Total Long Positions of Total Return Basket Swap	17,600	442,372	(13,402)	(0.1)

Short Positions
Common Stocks
Automobiles
Mitsubishi Motors Corp.	(12,700)	(47,317)	5,498	0.0	(a)

Chemicals
Toray Industries, Inc.	(6,100)	(39,914)	1,618	0.0	(a)

Construction & Engineering
JGC Holdings Corp.	(3,000)	(43,098)	4,681	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Consumer Finance
Aiful Corp.*	(25,300)	(68,634)	2,597	0.0	(a)

Electrical Equipment
Fujikura Ltd.	(3,800)	(13,928)	1,702	0.0	(a)

Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd.	(700)	(39,630)	4,813	0.0	(a)

Food & Staples Retailing
Aeon Co. Ltd.	(2,500)	(51,134)	1,470	0.0	(a)

Food Products
Nissin Foods Holdings Co. Ltd.	(900)	(67,553)	(86)	(0.0	)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(1,700)	(39,056)	8,794	0.1
Kyoritsu Maintenance Co. Ltd.	(1,100)	(44,018)	7,483	0.0	(a)

	(2,800)	(83,074)	16,277	0.1

Household Durables
Panasonic Corp.	(1,200)	(11,926)	(385)	(0.0	)(a)
Sharp Corp.	(3,400)	(46,121)	8,239	0.0	(a)

	(4,600)	(58,047)	7,854	0.0	(a)

Leisure Products
Sega Sammy Holdings, Inc.	(3,400)	(46,299)	3,359	0.0	(a)

Machinery
FANUC Corp.	(300)	(54,639)	2,581	0.0	(a)
IHI Corp.	(2,200)	(52,104)	4,370	0.0	(a)

	(2,500)	(106,743)	6,951	0.0	(a)

Marine
Kawasaki Kisen Kaisha Ltd.*	(2,700)	(35,602)	7,087	0.1
Nippon Yusen KK	(2,600)	(41,402)	4,696	0.0	(a)

	(5,300)	(77,004)	11,783	0.1

Metals & Mining
JFE Holdings, Inc.	(4,900)	(58,025)	6,488	0.0	(a)
Kobe Steel Ltd.	(10,300)	(47,035)	7,574	0.1

	(15,200)	(105,060)	14,062	0.1

Multiline Retail
Pan Pacific International Holdings Corp.	(2,800)	(45,183)	4,689	0.0	(a)
Ryohin Keikaku Co. Ltd.	(300)	(5,015)	2,234	0.0	(a)
Takashimaya Co. Ltd.	(1,600)	(17,108)	1,181	0.0	(a)

	(4,700)	(67,306)	8,104	0.0	(a)

Pharmaceuticals
Sosei Group Corp.*	(4,000)	(69,903)	8,128	0.1
Takeda Pharmaceutical Co. Ltd.	(2,000)	(76,807)	4,009	0.0	(a)

	(6,000)	(146,710)	12,137	0.1

Road & Rail
Nankai Electric Railway Co. Ltd.	(500)	(12,906)	931	0.0	(a)
Tokyu Corp.	(3,300)	(58,154)	1,987	0.0	(a)

	(3,800)	(71,060)	2,918	0.0	(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(100)	(7,194)	1,019	0.0	(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(1,800)	(26,320)	628	0.0	(a)

Total Short Positions of Total Return Basket Swap	(105,200)	(1,166,025)	107,385	0.4

Total of Long and Short Positions of Total Return Basket Swap	(87,600)	(723,653)	93,983	0.3

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America NA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/11/2020	$(185,407)	$(4,980)	$1,381	$(3,599)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
IT Services
CGI, Inc.*	852	65,236	(6,842)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Parex Resources, Inc.*	497	7,868	(1,301)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	1,349	73,104	(8,143)	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(25,554)	(23,751)	11,358	0.0	(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(864)	(19,873)	(365)	(0.0	)(a)

Diversified Financial Services
Onex Corp.	(73)	(4,683)	110	0.0	(a)

Food Products
Premium Brands Holdings Corp.	(818)	(60,234)	(2,871)	(0.0	)(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(963)	(59,524)	(3,203)	(0.0	)(a)
First Quantum Minerals Ltd.	(3,161)	(24,745)	5,467	0.0	(a)
Franco-Nevada Corp.	(578)	(65,701)	(7,333)	(0.0	)(a)

	(4,702)	(149,970)	(5,069)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(32,011)	(258,511)	3,163	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	(30,662)	(185,407)	(4,980)	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (2.50)% to 0.18%), which is denominated in JPY based on the local currencies of the positions within the swaps.	10/30/2020	$66,327	$(9,662)	$(24)	$(9,686)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electrical Equipment
Ushio, Inc.*	5,900	86,329	(6,350)	(0.0	)(a)

Food & Staples Retailing
Sundrug Co. Ltd.	2,500	84,720	(6,838)	(0.1)

Pharmaceuticals
Santen Pharmaceutical Co. Ltd.	4,600	85,793	(5,436)	(0.0	)(a)

Professional Services
BayCurrent Consulting, Inc.*	1,400	97,750	(3,605)	(0.0	)(a)

Real Estate Management & Development
Nomura Real Estate Holdings, Inc.*	3,700	91,116	(3,745)	(0.0	)(a)

Specialty Retail
K’s Holdings Corp.*	5,700	69,214	(3,982)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	23,800	514,922	(29,956)	(0.1)

Short Positions
Common Stocks
Airlines
ANA Holdings, Inc.	(2,100)	(65,592)	5,216	0.0	(a)

Chemicals
Kaneka Corp.	(2,100)	(64,384)	4,701	0.0	(a)

Electronic Equipment, Instruments & Components
Yokogawa Electric Corp.	(3,800)	(66,120)	7,195	0.1

Internet & Direct Marketing Retail
Mercari, Inc.*	(2,800)	(48,763)	5,280	0.0	(a)

Leisure Products
Yamaha Corp.	(1,000)	(51,087)	4,557	0.0	(a)

Media
CyberAgent, Inc.	(2,000)	(79,698)	(11,071)	(0.0	)(a)

Multiline Retail
Ryohin Keikaku Co. Ltd.	(600)	(10,031)	1,256	0.0	(a)

Road & Rail
Keio Corp.	(1,100)	(62,920)	3,160	0.0	(a)

Total Short Positions of Total Return Basket Swap	(15,500)	(448,595)	20,294	0.1

Total of Long and Short Positions of Total Return Basket Swap	8,300	66,327	(9,662)	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.50)% to 0.18%), which is denominated in AUD based on the local currencies of the positions within the swaps.	10/30/2020	$48,015	$13,095	$(150)	$12,945

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Coles Group Ltd.	8,302	91,098	2,578	0.0	(a)

Short Positions
Common Stocks
Internet & Direct Marketing Retail
Webjet Ltd.	(5,556)	(43,083)	10,517	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	2,746	48,015	13,095	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day LIBOR on short positions, plus or minus a specified spread of (0.15)%, which is denominated in USD based on the local currencies of the positions within the swaps.	2/22/2021	$(373,681)	$21,444	$199	$21,643

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Electrical Equipment
TPI Composites, Inc.*	(3,362)	(69,761)	(374)	(0.0	)(a)

Internet & Direct Marketing Retail
Chewy, Inc.*	(1,780)	(47,188)	5,166	0.0	(a)

Life Sciences Tools & Services
NanoString Technologies, Inc.*	(2,243)	(60,942)	7,168	0.1

Professional Services
Upwork, Inc.*	(6,856)	(62,938)	5,623	0.0	(a)

Semiconductors & Semiconductor Equipment
Ambarella, Inc.*	(1,094)	(64,699)	4,104	0.0	(a)

Thrifts & Mortgage Finance
LendingTree, Inc.*	(219)	(68,153)	(243)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Total Short Positions of Total Return Basket Swap	(15,554)	(373,681)	21,444	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day LIBOR on short positions, plus or minus a specified spread of (0.15)%, which is denominated in CHF based on the local currencies of the positions within the swaps.	11/12/2020	$(49,238)	$7,704	$18	$7,722

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA (Registered)	(678)	(49,238)	7,704	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Barclays Bank plc	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day LIBOR on short positions, plus or minus a specified spread of (1.60)%, which is denominated in GBP based on the local currencies of the positions within the swaps.	11/12/2020	$—	$—	$(5,202)	$(5,202)

Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (2.00)% to 0.18%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/25/2028 - 1/21/2030	$(141,006)	$(40,339)	$(5,096)	$(45,435)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	8,088	71,952	(986)	(0.0	)(a)
Ultra Electronics Holdings plc	3,253	96,994	754	0.0	(a)

	11,341	168,946	(232)	(0.0	)(a)

Airlines
Wizz Air Holdings plc*(b)	161	8,875	112	0.0	(a)

Capital Markets
3i Group plc	1,005	14,619	166	0.0	(a)

Commercial Services & Supplies
Aggreko plc	8,538	86,669	(9,537)	(0.0	)(a)

Construction Materials
Rhi Magnesita NV	2,062	86,790	(13,776)	(0.1)

Distributors
Inchcape plc	1,235	10,714	(672)	(0.0	)(a)

Energy Equipment & Services
Petrofac Ltd.	6,821	31,376	(4,128)	(0.0	)(a)

Food Products
Tate & Lyle plc	9,347	97,709	708	0.0	(a)

Hotels, Restaurants & Leisure
Greggs plc	759	22,591	(1,805)	(0.0	)(a)
Playtech plc	15,772	71,874	(11,647)	(0.1)

	16,531	94,465	(13,452)	(0.1)

Household Durables
Berkeley Group Holdings plc	50	3,460	283	0.0	(a)

Independent Power and Renewable Electricity Producers
Drax Group plc	4,589	16,483	(1,069)	(0.0	)(a)

Media
WPP plc	7,708	95,838	(12,060)	(0.0	)(a)

Metals & Mining
Anglo American plc	1,449	37,810	(3,601)	(0.0	)(a)
BHP Group plc	1,441	31,366	(2,535)	(0.0	)(a)
Rio Tinto plc	645	34,491	(3,720)	(0.0	)(a)

`	3,535	103,667	(9,856)	(0.0	)(a)

Multiline Retail
Next plc	851	77,338	1,405	0.0	(a)

Multi-Utilities
Centrica plc	3,272	3,666	(41)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	2,412	63,379	(8,851)	(0.0	)(a)
Tullow Oil plc	110,127	73,052	(12,615)	(0.1)

	112,539	136,431	(21,466)	(0.1)

Personal Products
Unilever plc	470	28,036	1,304	0.0	(a)

Pharmaceuticals
GlaxoSmithKline plc	4,526	106,268	(1,179)	(0.0	)(a)
Hikma Pharmaceuticals plc	2,779	67,105	(2,855)	(0.0	)(a)

	7,305	173,373	(4,034)	(0.0	)(a)

Software
Sage Group plc (The)	1,738	16,921	(62)	(0.0	)(a)

Wireless Telecommunication Services
Vodafone Group plc	44,408	87,249	(3,389)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	243,506	1,342,625	(89,796)	(0.3)

Short Positions
Common Stocks
Banks
Royal Bank of Scotland Group plc	(23,262)	(66,627)	5,607	0.0	(a)

Capital Markets
Hargreaves Lansdown plc	(3,019)	(68,530)	5,028	0.0	(a)
Quilter plc(b)	(33,503)	(75,022)	(6,191)	(0.0	)(a)
St James’s Place plc	(1,007)	(15,145)	4	0.0	(a)

	(37,529)	(158,697)	(1,159)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Chemicals
Croda International plc	(1,041)	(68,361)	1,210	0.0	(a)
Johnson Matthey plc	(660)	(22,629)	2,962	0.0	(a)
Victrex plc	(2,145)	(62,593)	6,160	0.1

	(3,846)	(153,583)	10,332	0.1

Construction & Engineering
Balfour Beatty plc	(20,410)	(71,504)	(1,141)	(0.0	)(a)

Diversified Telecommunication Services
BT Group plc	(28,094)	(59,698)	11,502	0.1

Electrical Equipment
Melrose Industries plc	(15,929)	(48,817)	1,118	0.0	(a)

Electronic Equipment, Instruments & Components
Spectris plc	(1,856)	(64,626)	4,075	0.0	(a)

Food & Staples Retailing
J Sainsbury plc	(23,455)	(62,561)	5,524	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Group plc	(13,663)	(55,646)	(912)	(0.0	)(a)
SSP Group plc	(6,314)	(53,588)	2,513	0.0	(a)
Whitbread plc	(891)	(52,524)	2,179	0.0	(a)

	(20,868)	(161,758)	3,780	0.0	(a)

Household Products
Reckitt Benckiser Group plc	(840)	(69,530)	(619)	(0.0	)(a)

Insurance
Beazley plc	(2,284)	(16,300)	(131)	(0.0	)(a)
Hiscox Ltd.	(3,848)	(66,574)	1,522	0.0	(a)

	(6,132)	(82,874)	1,391	0.0	(a)

Machinery
Weir Group plc (The)	(1,189)	(21,100)	1,971	0.0	(a)

Metals & Mining
Fresnillo plc	(18)	(157)	(9)	(0.0	)(a)

Multiline Retail
B&M European Value Retail SA	(1,097)	(5,260)	143	0.0	(a)

Paper & Forest Products
Mondi plc	(3,073)	(62,526)	5,527	0.0	(a)

Professional Services
Capita plc*	(20,416)	(39,212)	5,876	0.0	(a)
Pagegroup plc	(11,535)	(69,549)	2,034	0.0	(a)

	(31,951)	(108,761)	7,910	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(19,350)	(62,093)	3,279	0.0	(a)
IWG plc	(11,982)	(69,751)	628	0.0	(a)

	(31,332)	(131,844)	3,907	0.0	(a)

Water Utilities
Pennon Group plc	(5,526)	(80,659)	(7,054)	(0.0	)(a)
Severn Trent plc	(2,145)	(73,049)	(3,348)	(0.0	)(a)

	(7,671)	(153,708)	(10,402)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(258,552)	(1,483,631)	49,457	0.2

Total of Long and Short Positions of Total Return Basket Swap	(15,046)	(141,006)	(40,339)	(0.1)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (5.00)% to (0.18)%), which is denominated in USD based on the local currencies of the positions within the swaps.	5/25/2028 - 12/12/2029	$(2,215,253)	$95,698	$(2,672)	$93,026

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(590)	(38,521)	1,304	0.0	(a)
Kratos Defense & Security Solutions, Inc.*	(1,474)	(27,033)	2,034	0.0	(a)

	(2,064)	(65,554)	3,338	0.0	(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(1,030)	(21,599)	2,060	0.0	(a)

Airlines
American Airlines Group, Inc.	(820)	(22,009)	394	0.0	(a)
Spirit Airlines, Inc.*	(1,945)	(79,881)	(2,490)	(0.0	)(a)

	(2,765)	(101,890)	(2,096)	(0.0	)(a)

Auto Components
Cooper-Standard Holdings, Inc.*	(288)	(7,638)	832	0.0	(a)
Veoneer, Inc.*	(56)	(729)	47	0.0	(a)

	(344)	(8,367)	879	0.0	(a)

Banks
SVB Financial Group*	(157)	(37,732)	1,790	0.0	(a)

Beverages
Coca-Cola Consolidated, Inc.	(33)	(8,937)	139	0.0	(a)
MGP Ingredients, Inc.	(1,458)	(49,659)	21,943	0.1

	(1,491)	(58,596)	22,082	0.1

Capital Markets
Interactive Brokers Group, Inc.	(59)	(2,773)	90	0.0	(a)
WisdomTree Investments, Inc.	(6,709)	(28,245)	—	0.0

	(6,768)	(31,018)	90	0.0	(a)

Chemicals
Albemarle Corp.	(471)	(37,812)	(3,853)	(0.0	)(a)
DuPont de Nemours, Inc.	(150)	(7,677)	1,280	0.0	(a)
GCP Applied Technologies, Inc.*	(596)	(13,243)	572	0.0	(a)
International Flavors & Fragrances, Inc.	(209)	(27,402)	(1,070)	(0.0	)(a)
Mosaic Co. (The)	(1,226)	(24,324)	956	0.0	(a)

	(2,652)	(110,458)	(2,115)	(0.0	)(a)

Commercial Services & Supplies
US Ecology, Inc.	(375)	(20,254)	615	0.0	(a)

Communications Equipment
NETGEAR, Inc.*	(69)	(1,775)	(9)	(0.0	)(a)

Construction Materials
Summit Materials, Inc.*	(401)	(8,810)	958	0.0	(a)

Containers & Packaging
AptarGroup, Inc.	(302)	(34,884)	84	0.0	(a)

Electric Utilities
Alliant Energy Corp.	(181)	(10,744)	(777)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Electrical Equipment
GrafTech International Ltd.	(3,665)	(39,325)	1,723	0.0	(a)
Vicor Corp.*	(836)	(41,842)	1,513	0.0	(a)

	(4,501)	(81,167)	3,236	0.0	(a)

Electronic Equipment, Instruments & Components
Trimble, Inc.*	(1,577)	(67,054)	(662)	(0.0	)(a)

Energy Equipment & Services
Diamond Offshore Drilling, Inc.*	(4,126)	(19,104)	8,252	0.0	(a)
Valaris plc	(3,156)	(16,127)	3,535	0.0	(a)

	(7,282)	(35,231)	11,787	0.0	(a)

Entertainment
Roku, Inc.*	(394)	(47,654)	2,935	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.	(2,404)	(52,551)	(433)	(0.0	)(a)

Food Products
Archer-Daniels-Midland Co.	(1,751)	(78,375)	(1,418)	(0.0	)(a)
Kraft Heinz Co. (The)	(662)	(19,330)	993	0.0	(a)

	(2,413)	(97,705)	(425)	(0.0	)(a)

Gas Utilities
Southwest Gas Holdings, Inc.	(503)	(37,982)	106	0.0	(a)

Health Care Equipment & Supplies
Glaukos Corp.*	(882)	(49,613)	1,764	0.0	(a)
iRhythm Technologies, Inc.*	(502)	(42,986)	(5,226)	(0.0	)(a)
Penumbra, Inc.*	(279)	(48,953)	(3,769)	(0.0	)(a)
Tactile Systems Technology, Inc.*	(878)	(49,335)	12,125	0.1
ViewRay, Inc.*	(18,985)	(59,233)	11,961	0.0	(a)

	(21,526)	(250,120)	16,855	0.1

Health Care Technology
Evolent Health, Inc.*	(767)	(7,731)	(130)	(0.0	)(a)
Tabula Rasa HealthCare, Inc.*	(370)	(21,486)	(3,563)	(0.0	)(a)
Teladoc Health, Inc.*	(639)	(64,993)	(10,576)	(0.1)
Vocera Communications, Inc.*	(651)	(14,342)	(1,419)	(0.0	)(a)

	(2,427)	(108,552)	(15,688)	(0.1)

Hotels, Restaurants & Leisure
Domino’s Pizza, Inc.	(168)	(47,334)	1,233	0.0	(a)
Eldorado Resorts, Inc.*	(926)	(55,356)	(1,231)	(0.0	)(a)
Red Rock Resorts, Inc.	(959)	(23,505)	(1,458)	(0.0	)(a)
Shake Shack, Inc.*	(458)	(30,892)	(2,899)	(0.0	)(a)

	(2,511)	(157,087)	(4,355)	(0.0	)(a)

Household Durables
iRobot Corp.*	(97)	(4,564)	187	0.0	(a)

Insurance
Markel Corp.*	(42)	(49,265)	(452)	(0.0	)(a)

Interactive Media & Services
TrueCar, Inc.*	(3,793)	(14,034)	1,859	0.0	(a)

Machinery
Deere & Co.	(91)	(14,431)	1,351	0.0	(a)
Evoqua Water Technologies Corp.*	(1,584)	(31,632)	(2,297)	(0.0	)(a)

	(1,675)	(46,063)	(946)	(0.0	)(a)

Marine
Kirby Corp.*	(761)	(55,774)	12,610	0.0	(a)

Metals & Mining
Coeur Mining, Inc.*	(1,487)	(8,966)	773	0.0	(a)
Constellium SE*	(3,386)	(38,465)	6,501	0.0	(a)
United States Steel Corp.	(5,652)	(51,264)	9,326	0.1

	(10,525)	(98,695)	16,600	0.1

Oil, Gas & Consumable Fuels
Antero Resources Corp.*	(25,997)	(48,094)	13,518	0.1
Golar LNG Ltd.	(317)	(3,050)	1,566	0.0	(a)
Matador Resources Co.*	(1,944)	(28,518)	6,882	0.0	(a)

	(28,258)	(79,662)	21,966	0.1

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(181)	(3,707)	679	0.0	(a)
Intersect ENT, Inc.*	(496)	(12,817)	(1,260)	(0.0	)(a)
Theravance Biopharma, Inc.*	(2,252)	(62,786)	(7,815)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(651)	(4,622)	918	0.0	(a)
Zogenix, Inc.*	(452)	(22,767)	1,370	0.0	(a)

	(4,032)	(106,699)	(6,108)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Cohu, Inc.	(2,265)	(50,668)	2,004	0.0	(a)
Cree, Inc.*	(640)	(29,754)	1,792	0.0	(a)
MACOM Technology Solutions Holdings, Inc.*	(200)	(5,684)	(402)	(0.0	)(a)

	(3,105)	(86,106)	3,394	0.0	(a)

Software
Avalara, Inc.*	(435)	(37,036)	(670)	(0.0	)(a)
FireEye, Inc.*	(2,540)	(40,589)	2,515	0.0	(a)

	(2,975)	(77,625)	1,845	0.0	(a)

Specialty Retail
CarMax, Inc.*	(6)	(582)	(48)	(0.0	)(a)

Tobacco
Vector Group Ltd.	(3,014)	(39,604)	452	0.0	(a)

Trading Companies & Distributors
MRC Global, Inc.*	(4,211)	(47,416)	10,233	0.0	(a)

Water Utilities
Aqua America, Inc.	(1,201)	(62,380)	(6,149)	(0.0	)(a)

Total Short Positions of Total Return Basket Swap	(127,832)	(2,215,253)	95,698	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.32)% to 0.25%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/25/2028 - 1/21/2030	$334,060	$(65,770)	$6,339	$(59,431)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Air Canada*	2,306	77,244	(11,524)	(0.1)

Auto Components
Magna International, Inc.	1,370	69,452	(4,638)	(0.0	)(a)

Banks
Laurentian Bank of Canada	2,796	90,742	(2,744)	(0.0	)(a)

Food & Staples Retailing
Empire Co. Ltd.	4,648	107,824	524	0.0	(a)

Insurance
iA Financial Corp., Inc.	1,706	93,886	(483)	(0.0	)(a)
Manulife Financial Corp.	4,385	85,420	(5,991)	(0.0	)(a)

	6,091	179,306	(6,474)	(0.0	)(a)

IT Services
CGI, Inc.*	261	19,984	(2,096)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Media
Cogeco Communications, Inc.	1,094	85,890	(7,647)	(0.0	)(a)
Quebecor, Inc.	4,112	102,039	56	0.0	(a)

	5,206	187,929	(7,591)	(0.0	)(a)

Metals & Mining
B2Gold Corp.	22,381	96,905	4,760	0.0	(a)
Teck Resources Ltd.	5,662	73,160	(15,398)	(0.1)

	28,043	170,065	(10,638)	(0.1)

Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	3,565	84,532	(10,096)	(0.0	)(a)
Parex Resources, Inc.*	4,635	73,374	(12,134)	(0.1)
Suncor Energy, Inc.	2,796	85,460	(9,227)	(0.0	)(a)

	10,996	243,366	(31,457)	(0.1)

Trading Companies & Distributors
Toromont Industries Ltd.	1,730	89,088	(3,629)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	63,447	1,235,000	(80,267)	(0.3)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(29,589)	(27,501)	13,152	0.0	(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(2,163)	(49,752)	(913)	(0.0	)(a)

Diversified Financial Services
Onex Corp.	(970)	(62,228)	1,457	0.0	(a)

Food Products
Premium Brands Holdings Corp.	(172)	(12,665)	(604)	(0.0	)(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(361)	(22,314)	(1,201)	(0.0	)(a)
First Quantum Minerals Ltd.	(3,866)	(30,264)	6,687	0.0	(a)
Franco-Nevada Corp.	(108)	(12,276)	(1,370)	(0.0	)(a)
Kinross Gold Corp.*	(15,284)	(77,494)	(9,061)	(0.0	)(a)
Pan American Silver Corp.	(3,088)	(70,982)	(2,274)	(0.0	)(a)
Yamana Gold, Inc.	(18,516)	(75,413)	(7,455)	(0.0	)(a)

	(41,223)	(288,743)	(14,674)	(0.0	)(a)

Multiline Retail
Dollarama, Inc.	(1,579)	(53,799)	233	0.0	(a)

Multi-Utilities
Atco Ltd.	(2,069)	(80,702)	(2,458)	(0.0	)(a)
Canadian Utilities Ltd.	(2,320)	(70,999)	(1,701)	(0.0	)(a)

	(4,389)	(151,701)	(4,159)	(0.0	)(a)

Oil, Gas & Consumable Fuels
MEG Energy Corp.*	(11,516)	(58,824)	9,834	0.1
Vermilion Energy, Inc.	(4,230)	(61,050)	7,211	0.0	(a)

	(15,746)	(119,874)	17,045	0.1

Software
BlackBerry Ltd.*	(10,389)	(63,273)	3,999	0.0	(a)
Kinaxis, Inc.*	(860)	(71,404)	(1,039)	(0.0	)(a)

	(11,249)	(134,677)	2,960	0.0	(a)

Total Short Positions of Total Return Basket Swap	(107,080)	(900,940)	14,497	0.1

Total of Long and Short Positions of Total Return Basket Swap	(43,633)	334,060	(65,770)	(0.2)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA and one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (9.50)% to 0.23%), which is denominated in EUR based on the local currencies of the positions within the swaps.	5/25/2028 - 1/21/2030	$(253,331)	$105,177	$(3,316)	$101,861

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Dassault Aviation SA	74	90,113	(3,169)	(0.0	)(a)

Auto Components
Faurecia SE	1,486	70,803	(7,917)	(0.0	)(a)

Automobiles
Peugeot SA	785	16,163	(2,010)	(0.0	)(a)

Banks
BNP Paribas SA	1,740	92,338	(8,323)	(0.0	)(a)

Chemicals
Covestro AG(b)	877	36,959	(2,563)	(0.0	)(a)

Commercial Services & Supplies
Edenred	142	7,668	249	0.0	(a)
Elis SA	4,868	94,791	(6,164)	(0.0	)(a)
SPIE SA	620	12,010	(188)	(0.0	)(a)

	5,630	114,469	(6,103)	(0.0	)(a)

Construction & Engineering
Eiffage SA	79	9,157	(8)	(0.0	)(a)
HOCHTIEF AG	687	79,462	(7,520)	(0.1)
Koninklijke BAM Groep NV	13,666	37,628	(2,714)	(0.0	)(a)
Vinci SA	855	94,725	455	0.0	(a)

	15,287	220,972	(9,787)	(0.1)

Construction Materials
Buzzi Unicem SpA	3,874	90,471	(3,744)	(0.0	)(a)
HeidelbergCement AG	435	29,337	(1,564)	(0.0	)(a)

	4,309	119,808	(5,308)	(0.0	)(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	1,258	20,374	(221)	(0.0	)(a)
Elisa OYJ	1,711	103,080	8,715	0.0	(a)
Koninklijke KPN NV	6,136	17,192	(946)	(0.0	)(a)
Telefonica SA	5,744	38,851	(512)	(0.0	)(a)

	14,849	179,497	7,036	0.0	(a)

Electric Utilities
EDP - Energias de Portugal SA	22,382	112,244	16,167	0.0	(a)
Endesa SA	1,074	29,489	1,499	0.0	(a)
Enel SpA	466	4,062	227	0.0	(a)
Iberdrola SA	663	7,254	648	0.0	(a)

	24,585	153,049	18,541	0.0	(a)

Electrical Equipment
Signify NV(b)	257	8,565	340	0.0	(a)

Energy Equipment & Services
SBM Offshore NV	1,712	29,453	(1,812)	(0.0	)(a)

Entertainment
Bollore SA	24,470	99,429	(7,065)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Food & Staples Retailing
Koninklijke Ahold Delhaize NV	3,274	80,349	(1,273)	(0.0	)(a)

Food Products
Danone SA	185	14,805	(89)	(0.0	)(a)

Gas Utilities
Italgas SpA	13,142	87,358	3,951	0.0	(a)
Snam SpA	4,264	22,854	276	0.0	(a)

	17,406	110,212	4,227	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	367	16,808	(1,269)	(0.0	)(a)

Insurance
ASR Nederland NV	516	19,200	(1,054)	(0.0	)(a)
Assicurazioni Generali SpA	4,595	89,537	(4,948)	(0.0	)(a)
Unipol Gruppo SpA	2,298	11,700	(1,190)	(0.0	)(a)

	7,409	120,437	(7,192)	(0.0	)(a)

Machinery
Kone OYJ	1,447	93,495	(631)	(0.0	)(a)
Valmet OYJ	991	21,437	(2,378)	(0.0	)(a)

	2,438	114,932	(3,009)	(0.0	)(a)

Media
ProSiebenSat.1 Media SE	1,796	23,872	(2,546)	(0.0	)(a)
Publicis Groupe SA	984	43,620	(2,117)	(0.0	)(a)

	2,780	67,492	(4,663)	(0.0	)(a)

Multi-Utilities
A2A SpA	5,758	11,503	508	0.0	(a)
Engie SA	57	981	48	0.0	(a)
Iren SpA	32,860	109,549	6,611	0.0	(a)
RWE AG	401	13,902	889	0.0	(a)
Veolia Environnement SA	3,592	105,965	8,976	0.0	(a)

	42,668	241,900	17,032	0.0	(a)

Oil, Gas & Consumable Fuels
Eni SpA	1,042	14,596	(1,696)	(0.0	)(a)
Neste OYJ	354	14,086	1,629	0.0	(a)
OMV AG	222	11,032	(1,466)	(0.0	)(a)
Repsol SA	1,068	14,699	(2,259)	(0.0	)(a)

	2,686	54,413	(3,792)	(0.0	)(a)

Pharmaceuticals
Ipsen SA	338	25,083	(3,964)	(0.0	)(a)
UCB SA	1,123	103,341	6,922	0.0	(a)

	1,461	128,424	2,958	0.0	(a)

Semiconductors & Semiconductor Equipment
Dialog Semiconductor plc*	313	13,749	(2,703)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
adidas AG	3	948	(79)	(0.0	)(a)

Transportation Infrastructure
Aena SME SA(b)	131	24,246	(682)	(0.0	)(a)
Fraport AG Frankfurt Airport Services Worldwide	1,298	96,541	(7,742)	(0.0	)(a)

	1,429	120,787	(8,424)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	178,480	2,316,874	(36,416)	(0.1)

Short Positions
Common Stocks
Aerospace & Defense
Thales SA	(647)	(70,996)	(2,167)	(0.0	)(a)

Air Freight & Logistics
PostNL NV	(35,095)	(64,903)	9,830	0.0	(a)

Auto Components
Pirelli & C SpA(b)	(9,627)	(46,625)	9,947	0.0	(a)

Automobiles
Bayerische Motoren Werke AG	(663)	(47,227)	7,595	0.0	(a)
Daimler AG (Registered)	(108)	(5,001)	919	0.0	(a)

	(771)	(52,228)	8,514	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Banks
AIB Group plc	(20,549)	(60,246)	7,399	0.0	(a)
Bankia SA	(12,281)	(22,319)	2,367	0.0	(a)
FinecoBank Banca Fineco SpA	(4)	(47)	3	0.0	(a)

	(32,834)	(82,612)	9,769	0.0	(a)

Beverages
Remy Cointreau SA	(523)	(55,079)	13,314	0.1

Chemicals
BASF SE	(1,035)	(69,859)	5,700	0.0	(a)
Umicore SA	(1,443)	(66,441)	2,920	0.0	(a)
Wacker Chemie AG	(370)	(26,553)	178	0.0	(a)

	(2,848)	(162,853)	8,798	0.0	(a)

Communications Equipment
Nokia OYJ	(17,061)	(66,413)	2,686	0.0	(a)

Construction & Engineering
Ferrovial SA	(2,477)	(78,683)	(2,438)	(0.0	)(a)

Diversified Financial Services
Groupe Bruxelles Lambert SA	(740)	(74,365)	3,250	0.0	(a)
Wendel SA	(589)	(78,582)	(1,186)	(0.0	)(a)

	(1,329)	(152,947)	2,064	0.0	(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(1,531)	(76,145)	(5,629)	(0.0	)(a)
Iliad SA	(43)	(5,643)	(42)	(0.0	)(a)
Masmovil Ibercom SA*	(3,097)	(64,786)	1,854	0.0	(a)
United Internet AG (Registered)	(2,326)	(75,196)	5,611	0.0	(a)

	(6,997)	(221,770)	1,794	0.0	(a)

Electrical Equipment
Prysmian SpA	(2,907)	(64,483)	4,673	0.0	(a)

Energy Equipment & Services
Tenaris SA	(5,922)	(61,201)	6,989	0.0	(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(171)	(2,943)	(88)	(0.0	)(a)

Food Products
Kerry Group plc	(569)	(72,760)	(382)	(0.0	)(a)

Gas Utilities
Rubis SCA	(164)	(10,130)	(65)	(0.0	)(a)

Health Care Providers & Services
Orpea	(532)	(69,264)	907	0.0	(a)

Hotels, Restaurants & Leisure
Accor SA	(1,384)	(56,661)	5,467	0.1
Autogrill SpA	(5,802)	(56,403)	3,836	0.0	(a)
Sodexo SA	(487)	(50,991)	3,127	0.0	(a)

	(7,673)	(164,055)	12,430	0.1

Industrial Conglomerates
Rheinmetall AG	(595)	(63,633)	4,317	0.0	(a)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(751)	(57,785)	(3,157)	(0.0	)(a)
Rocket Internet SE*(b)	(2,487)	(58,253)	1,537	0.0	(a)
Zalando SE*(b)	(649)	(31,074)	1,660	0.0	(a)

	(3,887)	(147,112)	40	0.0	(a)

Machinery
ANDRITZ AG	(666)	(26,205)	2,079	0.0	(a)
Duerr AG	(2,029)	(60,746)	11,883	0.1
Interpump Group SpA	(2,159)	(60,878)	7,185	0.0	(a)
Knorr-Bremse AG	(674)	(73,636)	(4,787)	(0.0	)(a)
Konecranes OYJ	(2,469)	(74,423)	3,055	0.0	(a)

	(7,997)	(295,888)	19,415	0.1

Media
Altice Europe NV*	(2,262)	(14,538)	301	0.0	(a)
JCDecaux SA	(2,291)	(61,233)	6,390	0.0	(a)

	(4,553)	(75,771)	6,691	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Metals & Mining
AMG Advanced Metallurgical Group NV	(1,757)	(39,951)	3,932	0.0	(a)
ArcelorMittal SA	(3,702)	(54,375)	6,879	0.1
Outokumpu OYJ	(777)	(2,669)	(288)	(0.0	)(a)

	(6,236)	(96,995)	10,523	0.1

Oil, Gas & Consumable Fuels
Koninklijke Vopak NV	(1,267)	(67,843)	1,796	0.0	(a)

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(2,797)	(29,358)	711	0.0	(a)
Infineon Technologies AG	(845)	(18,153)	1,915	0.0	(a)
SOITEC*	(632)	(59,406)	10,074	0.1

	(4,274)	(106,917)	12,700	0.1

Technology Hardware, Storage & Peripherals
S&T AG	(2,713)	(72,831)	(8,203)	(0.0	)(a)

Trading Companies & Distributors
Rexel SA	(5,778)	(69,117)	5,877	0.0	(a)

Transportation Infrastructure
Aeroports de Paris	(373)	(70,572)	1,976	0.0	(a)
Getlink SE	(203)	(3,581)	(114)	(0.0	)(a)

	(576)	(74,153)	1,862	0.0	(a)

Total Short Positions of Total Return Basket Swap	(166,023)	(2,570,205)	141,593	0.5

Total of Long and Short Positions of Total Return Basket Swap	12,457	(253,331)	105,177	0.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.40)% to 0.18%), which is denominated in CHF based on the local currencies of the positions within the swaps.	5/26/2028 - 11/1/2029	$272,169	$8,345	$74	$8,419

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(b)	1,162	95,962	(12)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	358	89,776	6,440	0.0	(a)

Machinery
OC Oerlikon Corp. AG (Registered)	1,857	19,778	(1,770)	(0.0	)(a)

Pharmaceuticals
Roche Holding AG	252	83,536	749	0.0	(a)

Professional Services
Adecco Group AG (Registered)	1,655	96,964	(8,372)	(0.0	)(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	673	101,762	5,306	0.0	(a)

Total Long Positions of Total Return Basket Swap	5,957	487,778	2,341	0.0	(a)

Short Positions
Common Stocks

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Chemicals
Givaudan SA (Registered)	(22)	(72,588)	(3,777)	(0.0	)(a)
Sika AG (Registered)	(103)	(18,522)	350	0.0	(a)

	(125)	(91,110)	(3,427)	(0.0	)(a)

Electrical Equipment
ABB Ltd. (Registered)	(267)	(6,216)	272	0.0	(a)

Marine
Kuehne + Nagel International AG (Registered)	(408)	(65,942)	3,748	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG*	(1,288)	(52,341)	5,411	0.0	(a)

Total Short Positions of Total Return Basket Swap	(2,088)	(215,609)	6,004	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	3,869	272,169	8,345	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day BOJ TONAR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.50)% to 0.28%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/26/2028 - 12/19/2029	$2,210,228	$(65,792)	$19,275	$(46,517)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Japan Airlines Co. Ltd.	3,000	84,391	(10,541)	(0.0	)(a)

Auto Components
Yokohama Rubber Co. Ltd. (The)	4,200	71,388	(8,632)	(0.0	)(a)

Beverages
Asahi Group Holdings Ltd.	2,000	92,716	1,241	0.0	(a)
Suntory Beverage & Food Ltd.	2,500	105,846	830	0.0	(a)

	4,500	198,562	2,071	0.0	(a)

Chemicals
DIC Corp.	3,900	102,238	(4,849)	(0.0	)(a)
Kureha Corp.	1,500	84,137	(8,293)	(0.1)
Mitsui Chemicals, Inc.	4,400	96,629	(8,143)	(0.0	)(a)
Showa Denko KK	4,100	98,042	(5,850)	(0.0	)(a)
Teijin Ltd.	5,800	103,697	(3,687)	(0.0	)(a)
Tokuyama Corp.	4,100	103,980	(2,123)	(0.0	)(a)
Zeon Corp.	8,500	90,260	(14,239)	(0.1)

	32,300	678,983	(47,184)	(0.2)

Commercial Services & Supplies
Dai Nippon Printing Co. Ltd.	3,700	102,026	(945)	(0.0	)(a)
Sohgo Security Services Co. Ltd.	1,700	88,232	(5,714)	(0.0	)(a)

	5,400	190,258	(6,659)	(0.0	)(a)

Construction & Engineering
Hazama Ando Corp.	12,100	99,006	(9,051)	(0.1)
Kyowa Exeo Corp.	4,000	99,855	(3,941)	(0.0	)(a)
Kyudenko Corp.	3,400	98,126	(4,017)	(0.0	)(a)

	19,500	296,987	(17,009)	(0.1)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Construction Materials
Sumitomo Osaka Cement Co. Ltd.	2,500	101,641	(6,425)	(0.0	)(a)
Taiheiyo Cement Corp.	3,600	96,893	(8,039)	(0.1)

	6,100	198,534	(14,464)	(0.1)

Containers & Packaging
Rengo Co. Ltd.	12,600	88,289	(8,297)	(0.0	)(a)

Diversified Financial Services
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,600	91,449	(4,206)	(0.0	)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	700	17,848	(170)	(0.0	)(a)

Electrical Equipment
GS Yuasa Corp.	4,300	84,841	(9,831)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Hitachi Ltd.	2,200	83,793	(8,833)	(0.0	)(a)
Japan Aviation Electronics Industry Ltd.	4,500	79,771	(15,654)	(0.1)

	6,700	163,564	(24,487)	(0.1)

Entertainment
Akatsuki, Inc.*	1,800	82,137	(16,084)	(0.1)
Capcom Co. Ltd.	3,500	99,030	(1,075)	(0.0	)(a)
GungHo Online Entertainment, Inc.	5,080	92,417	(12,251)	(0.0	)(a)

	10,380	273,584	(29,410)	(0.1)

Food & Staples Retailing
Lawson, Inc.	1,600	92,605	(3,057)	(0.0	)(a)

Food Products
Morinaga & Co. Ltd.*	2,200	105,609	(3,405)	(0.0	)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	4,500	90,415	(1,186)	(0.0	)(a)
Medipal Holdings Corp.	4,300	91,117	(5,292)	(0.0	)(a)
Suzuken Co. Ltd.	2,600	99,684	(7,519)	(0.1)

	11,400	281,216	(13,997)	(0.1)

Hotels, Restaurants & Leisure
Round One Corp.	7,900	73,594	(3,826)	(0.0	)(a)

Household Durables
Sekisui House Ltd.	3,500	75,258	(1,445)	(0.0	)(a)
Sony Corp.	1,200	83,912	(2,954)	(0.0	)(a)

	4,700	159,170	(4,399)	(0.0	)(a)

Insurance
MS&AD Insurance Group Holdings, Inc.	3,100	102,959	(2,041)	(0.0	)(a)

IT Services
Nihon Unisys Ltd.	3,000	91,484	(6,609)	(0.1)
Nomura Research Institute Ltd.	4,400	96,825	113	0.0	(a)
Otsuka Corp.	2,500	97,487	(6,451)	(0.0	)(a)
TIS, Inc.	1,500	90,115	(2,751)	(0.0	)(a)

	11,400	375,911	(15,698)	(0.1)

Leisure Products
Bandai Namco Holdings, Inc.	1,400	81,352	(3,508)	(0.0	)(a)
Tomy Co. Ltd.	6,300	68,140	(7,801)	(0.0	)(a)

	7,700	149,492	(11,309)	(0.0	)(a)

Machinery
Amada Holdings Co. Ltd.	9,400	97,900	(11,873)	(0.1)
DMG Mori Co. Ltd.	6,400	88,162	(11,182)	(0.1)
Ebara Corp.	3,200	88,262	(11,047)	(0.0	)(a)
MINEBEA MITSUMI, Inc.	4,400	85,474	(10,858)	(0.0	)(a)
Mitsubishi Heavy Industries Ltd.	2,400	87,546	(7,735)	(0.0	)(a)
Shinmaywa Industries Ltd.*	7,000	90,964	(4,956)	(0.0	)(a)
THK Co. Ltd.	3,600	89,751	(12,718)	(0.1)

	36,400	628,059	(70,369)	(0.3)

Media
Hakuhodo DY Holdings, Inc.	6,500	92,099	(12,604)	(0.1)

Metals & Mining
Mitsubishi Materials Corp.	3,900	98,088	(6,193)	(0.0	)(a)
Tokyo Steel Manufacturing Co. Ltd.	15,100	113,126	5,570	0.0	(a)

	19,000	211,214	(623)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Paper & Forest Products
Oji Holdings Corp.	19,000	96,531	(8,112)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	2,700	47,709	853	0.0	(a)
Sawai Pharmaceutical Co. Ltd.	1,500	97,478	(708)	(0.0	)(a)
Shionogi & Co. Ltd.	400	23,790	(1,780)	(0.0	)(a)

	4,600	168,977	(1,635)	(0.0	)(a)

Professional Services
Meitec Corp.	1,600	90,953	(2,803)	(0.0	)(a)
UT Group Co. Ltd.	3,700	92,218	(20,654)	(0.1)

	5,300	183,171	(23,457)	(0.1)

Real Estate Management & Development
SAMTY Co. Ltd.	5,300	89,855	(5,104)	(0.0	)(a)

Road & Rail
Sankyu, Inc.	1,900	93,682	(4,656)	(0.0	)(a)
Seino Holdings Co. Ltd.	7,500	95,866	(5,453)	(0.0	)(a)

	9,400	189,548	(10,109)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Optorun Co. Ltd.	3,300	86,363	(11,394)	(0.1)

Specialty Retail
ABC-Mart, Inc.	1,200	76,987	(1,642)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	1,500	28,969	(3,039)	(0.0	)(a)
FUJIFILM Holdings Corp.	1,800	89,396	(7,613)	(0.0	)(a)

	3,300	118,365	(10,652)	(0.0	)(a)

Trading Companies & Distributors
ITOCHU Corp.	200	4,672	(80)	(0.0	)(a)
Kanamoto Co. Ltd.	3,800	93,557	(4,408)	(0.0	)(a)

	4,000	98,229	(4,488)	(0.0	)(a)

Transportation Infrastructure
Kamigumi Co. Ltd.	4,300	91,881	(3,778)	(0.0	)(a)

Wireless Telecommunication Services
KDDI Corp.	3,100	93,679	(383)	(0.0	)(a)
NTT DOCOMO, Inc.	200	5,683	8	0.0	(a)

	3,300	99,362	(375)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	299,180	6,009,875	(400,893)	(1.4)

Short Positions
Common Stocks
Auto Components
NGK Spark Plug Co. Ltd.	(3,000)	(52,714)	5,786	0.0	(a)

Automobiles
Mitsubishi Motors Corp.	(1,500)	(5,588)	649	0.0	(a)
Nissan Motor Co. Ltd.	(10,300)	(55,891)	4,624	0.0	(a)

	(11,800)	(61,479)	5,273	0.0	(a)

Banks
Bank of Kyoto Ltd. (The)	(1,700)	(67,942)	4,677	0.0	(a)

Beverages
Coca-Cola Bottlers Japan Holdings, Inc.	(3,000)	(78,963)	(36)	(0.0	)(a)

Building Products
TOTO Ltd.	(1,800)	(73,142)	5,339	0.0	(a)

Capital Markets
Matsui Securities Co. Ltd.*	(8,600)	(70,158)	(151)	(0.0	)(a)

Chemicals
JSR Corp.	(4,200)	(74,806)	3,774	0.0	(a)
Kuraray Co. Ltd.	(6,300)	(75,729)	(506)	(0.0	)(a)
Taiyo Nippon Sanso Corp.	(3,000)	(65,757)	1,003	0.0	(a)
Toray Industries, Inc.	(5,400)	(35,334)	1,433	0.0	(a)

	(18,900)	(251,626)	5,704	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Construction & Engineering
JGC Holdings Corp.	(1,400)	(20,113)	2,184	0.0	(a)
Maeda Corp.	(7,800)	(74,453)	717	0.0	(a)
SHO-BOND Holdings Co. Ltd.	(1,600)	(65,323)	3,257	0.0	(a)

	(10,800)	(159,889)	6,158	0.0	(a)

Consumer Finance
Aiful Corp.*	(3,700)	(10,037)	380	0.0	(a)

Containers & Packaging
Toyo Seikan Group Holdings Ltd.	(4,400)	(74,438)	4,450	0.0	(a)

Electrical Equipment
Fujikura Ltd.	(14,200)	(52,046)	6,359	0.0	(a)
Mabuchi Motor Co. Ltd.	(1,800)	(65,587)	4,909	0.0	(a)
Nidec Corp.	(500)	(62,885)	8,263	0.1

	(16,500)	(180,518)	19,531	0.1

Electronic Equipment, Instruments & Components
Keyence Corp.	(200)	(67,231)	6,169	0.0	(a)
Murata Manufacturing Co. Ltd.	(400)	(22,646)	2,750	0.0	(a)
Shimadzu Corp.	(2,200)	(61,743)	7,437	0.1

	(2,800)	(151,620)	16,356	0.1

Food & Staples Retailing
Aeon Co. Ltd.	(1,200)	(24,544)	705	0.0	(a)
Cosmos Pharmaceutical Corp.	(300)	(65,887)	31	0.0	(a)
Kusuri no Aoki Holdings Co. Ltd.	(1,100)	(66,232)	3,595	0.0	(a)

	(2,600)	(156,663)	4,331	0.0	(a)

Food Products
Kikkoman Corp.	(1,500)	(72,686)	2,597	0.0	(a)
Yamazaki Baking Co. Ltd.	(3,800)	(72,316)	(2,253)	(0.0	)(a)

	(5,300)	(145,002)	344	0.0	(a)

Gas Utilities
Nippon Gas Co. Ltd.	(2,300)	(72,732)	(1,492)	(0.0	)(a)

Health Care Equipment & Supplies
Asahi Intecc Co. Ltd.	(2,700)	(74,392)	6,180	0.0	(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(500)	(11,487)	2,587	0.0	(a)
Kyoritsu Maintenance Co. Ltd.	(100)	(4,002)	680	0.0	(a)
Toridoll Holdings Corp.	(2,100)	(47,818)	7,021	0.1

	(2,700)	(63,307)	10,288	0.1

Household Durables
Panasonic Corp.	(4,600)	(45,715)	(1,474)	(0.0	)(a)
Sharp Corp.	(100)	(1,356)	242	0.0	(a)

	(4,700)	(47,071)	(1,232)	(0.0	)(a)

Household Products
Pigeon Corp.	(1,800)	(63,526)	5,938	0.0	(a)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(1,600)	(72,354)	6,010	0.0	(a)

IT Services
GMO Payment Gateway, Inc.	(1,000)	(64,303)	8,641	0.0	(a)

Leisure Products
Sega Sammy Holdings, Inc.	(900)	(12,256)	889	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
CKD Corp.	(3,800)	(60,135)	8,876	0.0	(a)
Daifuku Co. Ltd.	(1,100)	(66,232)	6,934	0.0	(a)
FANUC Corp.	(100)	(18,213)	860	0.0	(a)
Hino Motors Ltd.	(7,500)	(70,230)	9,233	0.0	(a)
Hitachi Construction Machinery Co. Ltd.	(2,300)	(61,635)	9,727	0.1
IHI Corp.	(700)	(16,578)	1,391	0.0	(a)
Komatsu Ltd.	(3,100)	(68,544)	6,283	0.0	(a)
Makita Corp.	(1,900)	(72,674)	(895)	(0.0	)(a)
MISUMI Group, Inc.	(2,900)	(71,959)	5,886	0.0	(a)
Nabtesco Corp.	(2,500)	(71,637)	7,376	0.0	(a)
NGK Insulators Ltd.	(3,900)	(65,390)	5,139	0.0	(a)
NTN Corp.	(22,900)	(60,684)	11,547	0.1
SMC Corp.	(100)	(43,167)	5,829	0.0	(a)
Yaskawa Electric Corp.	(1,900)	(65,040)	12,281	0.1

	(54,700)	(812,118)	90,467	0.3

Marine
Kawasaki Kisen Kaisha Ltd.*	(1,900)	(25,053)	4,987	0.0	(a)
Nippon Yusen KK	(1,500)	(23,886)	2,709	0.0	(a)

	(3,400)	(48,939)	7,696	0.0	(a)

Metals & Mining
Hitachi Metals Ltd.	(4,600)	(70,699)	(833)	(0.0	)(a)
JFE Holdings, Inc.	(900)	(10,658)	1,192	0.0	(a)
Kobe Steel Ltd.	(3,500)	(15,983)	2,574	0.0	(a)
Nippon Steel Corp.	(5,000)	(69,377)	6,413	0.1

	(14,000)	(166,717)	9,346	0.1

Multiline Retail
Isetan Mitsukoshi Holdings Ltd.	(6,900)	(53,869)	9,918	0.0	(a)
Pan Pacific International Holdings Corp.	(400)	(6,455)	670	0.0	(a)
Ryohin Keikaku Co. Ltd.	(2,000)	(33,437)	14,891	0.1
Takashimaya Co. Ltd.	(3,800)	(40,631)	2,805	0.0	(a)

	(13,100)	(134,392)	28,284	0.1

Personal Products
Kose Corp.	(500)	(64,380)	16,688	0.1
Shiseido Co. Ltd.	(1,000)	(64,381)	8,962	0.0	(a)

	(1,500)	(128,761)	25,650	0.1

Road & Rail
Kyushu Railway Co.	(2,200)	(71,983)	2,012	0.0	(a)
Nankai Electric Railway Co. Ltd.	(2,200)	(56,786)	4,099	0.0	(a)
Odakyu Electric Railway Co. Ltd.	(3,000)	(66,544)	4,102	0.1
Tokyu Corp.	(900)	(15,860)	542	0.0	(a)

	(8,300)	(211,173)	10,755	0.1

Semiconductors & Semiconductor Equipment
Disco Corp.	(300)	(69,103)	5,370	0.0	(a)
Rohm Co. Ltd.	(800)	(57,549)	8,151	0.0	(a)
SCREEN Holdings Co. Ltd.*	(1,100)	(57,132)	23,590	0.1

	(2,200)	(183,784)	37,111	0.1

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(3,400)	(49,715)	1,185	0.0	(a)

Transportation Infrastructure
Japan Airport Terminal Co. Ltd.	(1,300)	(59,916)	11,243	0.1

Total Short Positions of Total Return Basket Swap	(214,500)	(3,799,647)	335,101	1.2

Total of Long and Short Positions of Total Return Basket Swap	84,680	2,210,228	(65,792)	(0.2)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day OIS-RBA and one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.28) % to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	7/27/2028 - 12/19/2029	$886,334	$(47,000)	$(74)	$(47,074)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	21,500	91,156	(9,697)	(0.0	)(a)

Construction & Engineering
CIMIC Group Ltd.	4,476	86,607	(11,512)	(0.1)

Food & Staples Retailing
Metcash Ltd.	12,877	22,315	622	0.0	(a)

Metals & Mining
Alumina Ltd.	67,804	97,654	(7,270)	(0.0	)(a)
BHP Group Ltd.	3,446	88,369	(3,663)	(0.0	)(a)
Iluka Resources Ltd.	15,010	96,005	2,408	0.0	(a)
Regis Resources Ltd.	31,710	97,206	8,888	0.0	(a)
Rio Tinto Ltd.	1,350	87,599	(4,958)	(0.0	)(a)

	119,320	466,833	(4,595)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	51,890	90,515	(2,220)	(0.0	)(a)
Santos Ltd.	15,551	89,253	(3,219)	(0.0	)(a)
Whitehaven Coal Ltd.	49,188	81,357	(3,018)	(0.0	)(a)
Woodside Petroleum Ltd.	3,875	88,778	(4,290)	(0.1)

	120,504	349,903	(12,747)	(0.1)

Road & Rail
Aurizon Holdings Ltd.	25,264	90,559	(2,615)	(0.0	)(a)

Total Long Positions of Total Return Basket Swap	303,941	1,107,373	(40,544)	(0.2)

Short Positions
Common Stocks
Construction Materials
Adelaide Brighton Ltd.	(3,594)	(8,679)	116	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(458)	(16,650)	755	0.0	(a)

IT Services
Afterpay Ltd.*	(2,018)	(50,393)	(8,551)	(0.0	)(a)
NEXTDC Ltd.*	(2,797)	(13,990)	(1,834)	(0.0	)(a)

	(4,815)	(64,383)	(10,385)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(1,175)	(5,616)	638	0.0	(a)

Professional Services
ALS Ltd.	(9,080)	(58,028)	(690)	(0.0	)(a)

Transportation Infrastructure
Qube Holdings Ltd.	(29,693)	(67,683)	3,110	0.0	(a)

Total Short Positions of Total Return Basket Swap	(48,815)	(221,039)	(6,456)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swap	255,126	886,334	(47,000)	(0.2)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:	Value
1 day BBSW	0.80%
1 day CHF LIBOR	(0.78)
1 day EURIBOR	(0.45)
1 day GBP LIBOR	0.68
1 day JPY LIBOR	(0.11)
1 day USD LIBOR	1.57
1 month CHF LIBOR	(0.77)
1 month EURIBOR	(0.45)
1 month GBP LIBOR	0.71
1 month JPY LIBOR	(0.84)
1 month USD LIBOR	1.66
BA	1.99
BBR	0.75
BOJ TONAR	(0.04)
CORRA	1.76
EONIA	(0.45)
EUR LIBOR	(0.51)
FEDEF	1.59
OIS-RBA	0.75
SONIA	0.71

Summary of total OTC swap contracts outstanding as of January 31, 2020:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total OTC Total return basket swaps contracts outstanding	—	688,193

Liabilities
Total OTC Total return basket swaps contracts outstanding	—	(254,134)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Bill Rate
BBSW	ASX Australia Bank Bill Swap Rate
BOJ	Bank of Japan
CAD	Canadian Dollar
CHF	Swiss Franc
CORRA	Canadian Overnight Repo Rate Average
EONIA	Euro Overnight Index Average
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FEDEF	US Federal Fund Effective Rate (Continuous Series)
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OIS-RBA	Overnight Indexed Swap-Reserve Bank Of Australia
OYJ	Public Limited Company
SCA	Limited partnership with share capital
SGPS	Holding Company
SONIA	Sterling Overnight Index Average
TONAR	Tokyo Overnight Average Rate
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(1)	Notional value represents market value, as of January 31, 2020, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks(a)	$16,952,477	$—	$—	$16,952,477
Short-Term Investments
Investment Companies	8,208,902	—	—	8,208,902
Investment of cash collateral from securities loaned	103,999	—	—	103,999
U.S. Treasury Obligations	—	2,236,434	—	2,236,434

Total Short-Term Investments	8,312,901	2,236,434	—	10,549,335

Total Investments in Securities	$25,265,378	$2,236,434	$—	$27,501,812

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,113	$—	$3,113
Futures Contracts	815	6,829	—	7,644
Swaps	—	707,425	—	707,425

Total Appreciation in Other Financial Instruments	$815	$717,367	$—	$718,182

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,627)	$—	$(2,627)
Futures Contracts	—	(158,120)	—	(158,120)
Swaps	—	(275,748)	$—	(275,748)

Total Depreciation in Other Financial Instruments	$—	$(436,495)	$—	$(436,495)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(a)(b)	$8,133,570	$6,605,165	$6,530,760	$221	$706	$8,208,902	8,204,800	$36,321	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	143,604	478,845	518,450	—	—	103,999	103,999	629	—

Total	$8,277,174	$7,084,010	$7,049,210	$221	$706	$8,312,901		$36,950	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, credit risks and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.